UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of Registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 04/30/19

ITEM 1.	REPORTS TO SHAREHOLDERS.

The Semi-Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

THE COMMERCE FUNDS Semi-Annual Report | April 30, 2019 Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the The Commerce Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from The Commerce Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the The Commerce Funds’ website (www.commercefunds.com) and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you have already elected to receive your shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from The Commerce Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or by calling 1-800-995-6365. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, please contact your financial intermediary to continue receiving paper copies of your shareholder reports. You may also inform the The Commerce Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-995-6365. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary. You must provide separate instructions to each of your financial intermediaries.

For Your Life’s Direction At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you. We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all stages of your life. Behind each ofour Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds. THE COMMERCE FUNDS RISK/REWARD LANDSCAPE REWARD RISK Short-Term Government Bond National Tax-Free Intermediate Bond Missouri Tax-Free Intermediate Bond Kansas Tax-Free Intermediate Bond Value Growth MidCap Growth In general, greater returns are associated with greater risks and increased risks create the potential for greater losses. The reports concerning The Commerce Funds portfolios (each a “Fund” and together, the “Funds”) included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”) believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. References to a specific company’s securities should not be construed as a recommendation or investment advice and there can be no assurance that as of the date of publication of this report, the securities mentioned in each Fund’s portfolio are still held or that the securities sold have not been repurchased.

COMMERCE FUNDS

Please note:

The information in this semi-annual report is as of April 30, 2019 and is unaudited. The securities mentioned in this report may no longer be held by the Funds. To view more recent information about each Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive information about the Funds by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE FUNDS

Performance Summaries

April 30, 2019 (Unaudited)

The following is performance information for the Funds for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Funds’ investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Funds are not subject to a sales charge, so a sales charge is not applied to their total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Funds. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2018 - April 30, 2019	Fund Total Return(a)	Index Total Return	Index
Equity Funds:
Growth	13.06%	12.09%	Russell 1000® Growth(b)
Value	9.30	7.90	Russell 1000® Value(c)
MidCap Growth	16.02	16.55	Russell Midcap® Growth(d)
Fixed Income Funds:
Bond	5.25	5.49	Bloomberg Barclays U.S. Aggregate Bond(e)
Short-Term Government	2.38	3.01	Bloomberg Barclays U.S. 1-5 Year Government Bond Index(f)
Short-Term Government	2.38	2.98	FTSE 1-5 Year Treasury/Government Sponsored Index(g)
National Tax-Free Intermediate Bond	5.41	5.25	Bloomberg Barclays 3-15 Year Blend Municipal Bond(h)
Missouri Tax-Free Intermediate Bond	4.96	5.25	Bloomberg Barclays 3-15 Year Blend Municipal Bond(h)
Kansas Tax-Free Intermediate Bond	4.93	5.25	Bloomberg Barclays 3-15 Year Blend Municipal Bond(h)

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(c)	The Russell 1000® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment at the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(e)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.

(f)	The Bloomberg Barclays U.S. 1-5 Year Government Bond Index replaced the FTSE 1-5 Year Treasury/Government Sponsored Index (formerly the Citigroup 1-5 Year Treasury/Government Sponsored Index) as the Fund’s performance benchmark index effective September 30, 2018 in order to better align the Fund’s benchmark with industry peers and provide Fund management with greater access to benchmark data. The Bloomberg Barclays U.S. 1-5 Year Government Bond Index is an unmanaged index comprised of U.S. Treasury and Agency securities with a minimum principal amount outstanding of $250 million and a final maturity of at least one year but no more than five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

(g)	The FTSE 1-5 Year Treasury/Government Sponsored Index is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

(h)	The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

Standardized Total Returns(i)
For the period ended 03/31/2019	One Year	Five Years	Ten Years
Equity Funds:
Growth	13.91%	13.53%	15.89%
Value	11.68	9.16	15.36
MidCap Growth	12.35	11.30	16.12
Fixed Income Funds:
Bond	3.91	2.93	4.97
Short-Term Government	2.39	0.93	1.72
National Tax-Free Intermediate Bond	4.78	2.86	3.96
Missouri Tax-Free Intermediate Bond	4.38	2.74	3.34
Kansas Tax-Free Intermediate Bond	4.39	2.70	3.35

(i)	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value (“NAV”). Current performance may be lower or higher than the total return figures in the above table.

Returns reflect any fee waivers or expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Expense Ratios(j)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursement)
Equity Funds:
Growth	0.77%	0.77%
Value	0.71	0.80
MidCap Growth	0.84	0.84
Fixed Income Funds:
Bond	0.66	0.66
Short-Term Government	0.68	0.92
National Tax-Free Intermediate Bond	0.59	0.59
Missouri Tax-Free Intermediate Bond	0.63	0.63
Kansas Tax-Free Intermediate Bond	0.70	0.77

(j)	The Funds’ expense ratios, both current (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Funds (March 1, 2019) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses (except for the MidCap Growth Fund). This agreement will remain in place through March 1, 2020. After this date, the Adviser or a Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE GROWTH FUND

Schedule of Investments

April 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Commercial Services – 3.1%
13,985	Broadridge Financial Solutions, Inc.	$ 1,652,048
24,710	CDK Global, Inc.	1,490,507
5,910	FleetCor Technologies, Inc.*	1,542,215

		4,684,770

Consumer Non-Durables – 8.7%
26,100	Colgate-Palmolive Co.	1,899,819
10,160	Constellation Brands, Inc. Class A	2,150,567
14,110	Kimberly-Clark Corp.	1,811,442
14,265	PepsiCo, Inc.	1,826,633
37,505	The Coca-Cola Co.	1,839,995
10,800	The Estee Lauder Cos., Inc. Class A	1,855,548
20,575	V. F. Corp.	1,942,486

		13,326,490

Consumer Services – 6.9%
9,220	McDonald’s Corp.	1,821,595
34,772	Rollins, Inc.	1,344,633
35,725	Service Corp. International	1,486,517
23,935	Starbucks Corp.	1,859,271
15,915	The Walt Disney Co.	2,179,878
17,405	Yum! Brands, Inc.	1,816,908

		10,508,802

Electronic Technology – 13.5%
18,220	Amphenol Corp. Class A	1,813,983
41,670	Apple, Inc.	8,361,919
29,535	FLIR Systems, Inc.	1,563,583
5,855	Lockheed Martin Corp.	1,951,647
25,900	Maxim Integrated Products, Inc.	1,554,000
6,415	Northrop Grumman Corp.	1,859,773
15,705	Texas Instruments, Inc.	1,850,520
4,595	The Boeing Co.	1,735,486

		20,690,911

Finance – 9.8%
14,560	Cboe Global Markets, Inc.	1,479,442
13,725	Crown Castle International Corp.	1,726,330
23,675	Intercontinental Exchange, Inc.	1,925,961
7,465	Mastercard, Inc. Class A	1,897,902
7,755	Public Storage	1,715,251
17,440	T. Rowe Price Group, Inc.	1,874,800
41,210	The Charles Schwab Corp.	1,886,594
15,410	Visa, Inc. Class A	2,533,866

		15,040,146

Health Services – 2.3%
9,095	Laboratory Corp. of America Holdings*	1,454,472
9,020	UnitedHealth Group, Inc.	2,102,292

		3,556,764

Health Technology – 7.5%
9,225	Amgen, Inc.	1,654,227
7,170	Becton Dickinson & Co.	1,726,106

Shares	Description	Value

Common Stocks – (continued)
Health Technology – (continued)
6,120	ICU Medical, Inc.*	$ 1,392,300
12,580	Johnson & Johnson	1,776,296
2,000	Mettler-Toledo International, Inc.*	1,490,520
8,855	Stryker Corp.	1,672,798
6,525	Thermo Fisher Scientific, Inc.	1,810,361

		11,522,608

Industrial Services – 1.2%
16,905	Waste Management, Inc.	1,814,583

Process Industries – 4.6%
9,935	Ecolab, Inc.	1,828,835
10,140	Linde PLC	1,827,836
24,630	RPM International, Inc.	1,493,809
4,090	The Sherwin-Williams Co.	1,860,255

		7,010,735

Producer Manufacturing – 7.8%
17,680	AMETEK, Inc.	1,558,846
18,650	Armstrong World Industries, Inc.	1,616,395
11,050	Honeywell International, Inc.	1,918,611
12,160	Illinois Tool Works, Inc.	1,892,461
5,460	Lennox International, Inc.	1,482,117
8,260	Rockwell Automation, Inc.	1,492,665
5,225	Roper Technologies, Inc.	1,879,432

		11,840,527

Retail Trade – 7.1%
3,565	Amazon.com, Inc.*	6,868,044
14,660	Dollar General Corp.	1,848,479
10,275	The Home Depot, Inc.	2,093,018

		10,809,541

Technology Services – 25.5%
6,630	Adobe, Inc.*	1,917,728
5,295	Alphabet, Inc. Class A*	6,348,493
7,925	ANSYS, Inc.*	1,551,715
11,195	Automatic Data Processing, Inc.	1,840,346
14,120	Citrix Systems, Inc.	1,425,555
24,295	Cognizant Technology Solutions Corp. Class A	1,772,563
18,935	Facebook, Inc. Class A*	3,662,029
15,600	Fidelity National Information Services, Inc.	1,808,508
20,125	Fiserv, Inc.*	1,755,705
15,000	Guidewire Software, Inc.*	1,597,500
10,340	Jack Henry & Associates, Inc.	1,541,280
65,545	Microsoft Corp.	8,560,177
21,960	Paychex, Inc.	1,851,448
10,665	Salesforce.com, Inc.*	1,763,458
7,725	VeriSign, Inc.*	1,525,301

		38,921,806

The accompanying notes are an integral part of these financial statements.	3

COMMERCE GROWTH FUND

Schedule of Investments (continued)

April 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Transportation – 1.1%
16,045	United Parcel Service, Inc. Class B	$ 1,704,300

TOTAL COMMON STOCKS
(Cost $105,392,918)		$151,431,983

Exchange Traded Fund – 0.1%
1,140	iShares Russell 1000 Growth ETF
(Cost $156,701)		$ 180,211

Shares	Dividend Rate	Value

Investment Company – 0.8%
State Street Institutional US Government Money Market Fund — Premier Class
1,179,635	2.425%	$ 1,179,635
(Cost $1,179,635)

TOTAL INVESTMENTS – 100.0%
(Cost $106,729,254)		$152,791,829

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%		(20,928)

NET ASSETS – 100.0%		$152,770,901

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

PORTFOLIO COMPOSITION

	AS OF 4/30/19	AS OF 10/31/18

Technology Services	25.5%	24.0%
Electronic Technology	13.5	14.9
Finance	9.8	4.8
Consumer Non-Durables	8.7	8.3
Producer Manufacturing	7.8	6.2
Health Technology	7.5	8.8
Retail Trade	7.1	6.5
Consumer Services	6.9	7.2
Process Industries	4.6	4.6
Commercial Services	3.1	4.5
Health Services	2.3	3.8
Industrial Services	1.2	1.2
Transportation	1.1	1.1
Investment Company	0.8	—
Exchange Traded Fund	0.1	1.3
Consumer Durables	—	1.0
Non-Energy Minerals	—	0.9
Repurchase Agreement	—	0.9

TOTAL INVESTMENTS	100.0%	100.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

4	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Schedule of Investments

April 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 95.9%
Communications – 4.7%
232,500	AT&T, Inc.	$ 7,198,200
82,500	Verizon Communications, Inc.	4,718,175

		11,916,375

Consumer Non-Durables – 6.0%
39,500	Kimberly-Clark Corp.	5,071,010
40,000	PepsiCo, Inc.	5,122,000
46,500	The Procter & Gamble Co.	4,951,320

		15,144,330

Consumer Services – 2.0%
26,000	McDonald’s Corp.	5,136,820

Distribution Services – 1.8%
44,000	Genuine Parts Co.	4,511,760

Electronic Technology – 7.9%
89,000	Cisco Systems, Inc.	4,979,550
88,000	Intel Corp.	4,491,520
16,000	Lockheed Martin Corp.	5,333,280
43,000	Texas Instruments, Inc.	5,066,690

		19,871,040

Energy Minerals – 7.4%
76,000	Chevron Corp.	9,124,560
117,500	Exxon Mobil Corp.	9,432,900

		18,557,460

Finance – 26.8%
95,000	Aflac, Inc.	4,786,100
96,000	BB&T Corp.	4,915,200
11,000	BlackRock, Inc.	5,337,640
42,000	CME Group, Inc.	7,513,800
105,000	Highwoods Properties, Inc.	4,680,900
66,500	JPMorgan Chase & Co.	7,717,325
277,000	People’s United Financial, Inc.	4,789,330
91,500	Principal Financial Group, Inc.	5,230,140
46,500	T. Rowe Price Group, Inc.	4,998,750
91,500	U.S. Bancorp.	4,878,780
162,000	Wells Fargo & Co.	7,842,420
62,000	WP Carey, Inc.	4,917,840

		67,608,225

Health Technology – 12.3%
37,000	Amgen, Inc.	6,634,840
72,500	Gilead Sciences, Inc.	4,715,400
51,500	Johnson & Johnson	7,271,800
58,000	Merck & Co., Inc.	4,565,180
196,500	Pfizer, Inc.	7,979,865

		31,167,085

Industrial Services – 1.9%
70,000	ONEOK, Inc.	4,755,100

Process Industries – 4.1%
26,000	Air Products & Chemicals, Inc.	5,350,540
80,000	Sonoco Products Co.	5,044,800

		10,395,340

Shares	Description	Value

Common Stocks – (continued)
Producer Manufacturing – 5.6%
23,000	3M Co.	$ 4,358,730
35,500	Caterpillar, Inc.	4,949,410
69,500	Emerson Electric Co.	4,933,805

		14,241,945

Retail Trade – 7.7%
83,000	CVS Health Corp.	4,513,540
68,500	Kohl’s Corp.	4,870,350
60,500	Target Corp.	4,683,910
26,000	The Home Depot, Inc.	5,296,200

		19,364,000

Technology Services – 2.0%
60,000	Paychex, Inc.	5,058,600

Transportation – 1.8%
43,000	United Parcel Service, Inc. Class B	4,567,460

Utilities – 3.9%
63,000	Dominion Energy, Inc.	4,905,810
25,000	NextEra Energy, Inc.	4,861,000

		9,766,810

TOTAL COMMON STOCKS
(Cost $210,960,607)		$242,062,350

Exchange Traded Fund – 3.3%
65,000	iShares Russell 1000 Value Index Fund
(Cost $7,703,827)		$ 8,303,750

Shares	Dividend Rate	Value

Investment Company – 0.6%
State Street Institutional US Government Money Market Fund — Premier Class
1,535,305	2.425%	$1,535,305
(Cost $1,535,305)

TOTAL INVESTMENTS – 99.8%
(Cost $220,199,739)		$251,901,405

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		470,175

NET ASSETS – 100.0%		$252,371,580

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Schedule of Investments (continued)

April 30, 2019 (Unaudited)

PORTFOLIO COMPOSITION

	AS OF 4/30/19	AS OF 10/31/18

Finance	26.8%	28.1%
Health Technology	12.3	15.6
Electronic Technology	7.9	5.5
Retail Trade	7.7	4.1
Energy Minerals	7.4	9.5
Consumer Non-Durables	6.0	6.0
Producer Manufacturing	5.6	3.6
Communications	4.7	4.9
Process Industries	4.1	3.8
Utilities	3.9	4.0
Exchange Traded Fund	3.3	2.7
Consumer Services	2.0	4.4
Technology Services	2.0	1.8
Industrial Services	1.9	1.9
Transportation	1.8	1.8
Distribution Services	1.8	2.0
Investment Company	0.6	—
Repurchase Agreement	—	0.3

TOTAL INVESTMENTS	99.8%	100.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

6	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

April 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 96.6%
Commercial Services – 11.1%
38,330	Booz Allen Hamilton Holding Corp.	$ 2,272,586
17,560	Bright Horizons Family Solutions, Inc.*	2,250,314
21,390	Broadridge Financial Solutions, Inc.	2,526,801
15,000	Charles River Laboratories International, Inc.*	2,107,050
9,190	FactSet Research Systems, Inc.	2,535,245
9,135	FleetCor Technologies, Inc.*	2,383,778
44,855	KAR Auction Services, Inc.	2,533,411
17,885	Morningstar, Inc.	2,565,603
11,335	MSCI, Inc.	2,554,682

		21,729,470

Consumer Non-Durables – 5.0%
33,070	Church & Dwight Co., Inc.	2,478,597
17,760	International Flavors & Fragrances, Inc.	2,447,150
15,615	McCormick & Co., Inc.	2,404,242
25,630	V. F. Corp.	2,419,728

		9,749,717

Consumer Services – 8.3%
47,155	CBS Corp. Class B	2,417,637
8,920	Domino’s Pizza, Inc.	2,413,574
30,475	Dunkin’ Brands Group, Inc.	2,274,349
25,630	Hilton Worldwide Holdings, Inc.	2,229,554
53,682	Rollins, Inc.	2,075,883
55,320	Service Corp. International	2,301,865
134,115	The Wendy’s Co.	2,495,880

		16,208,742

Distribution Services – 1.3%
13,845	Pool Corp.	2,543,880

Electronic Technology – 10.9%
22,860	Amphenol Corp. Class A	2,275,942
35,425	Cadence Design Systems, Inc.*	2,457,787
45,180	FLIR Systems, Inc.	2,391,829
26,230	Fortive Corp.	2,264,698
23,425	HEICO Corp.	2,472,040
40,415	Maxim Integrated Products, Inc.	2,424,900
15,690	Motorola Solutions, Inc.	2,273,638
9,840	Palo Alto Networks, Inc.*	2,448,487
4,885	TransDigm Group, Inc.*	2,357,110

		21,366,431

Finance – 8.4%
28,175	Comerica, Inc.	2,214,273
53,590	Eaton Vance Corp.	2,227,737
23,345	Extra Space Storage, Inc.	2,420,643
59,040	Gaming and Leisure Properties, Inc.	2,384,035
25,220	Northern Trust Corp.	2,485,431
11,300	SBA Communications Corp.*	2,302,149
21,580	T. Rowe Price Group, Inc.	2,319,850

		16,354,118

Shares	Description	Value

Common Stocks – (continued)
Health Services – 2.5%
7,270	Chemed Corp.	$ 2,375,691
15,930	Laboratory Corp. of America Holdings*	2,547,525

		4,923,216

Health Technology – 8.3%
10,965	Bio-Techne Corp.	2,243,329
27,450	BioMarin Pharmaceutical, Inc.*	2,347,799
10,180	ICU Medical, Inc.*	2,315,950
3,050	Mettler-Toledo International, Inc.*	2,273,043
8,145	The Cooper Cos., Inc.	2,361,398
16,025	Varian Medical Systems, Inc.*	2,182,124
20,710	West Pharmaceutical Services, Inc.	2,563,691

		16,287,334

Process Industries – 2.3%
37,760	RPM International, Inc.	2,290,144
48,360	Sealed Air Corp.	2,254,543

		4,544,687

Producer Manufacturing – 9.7%
26,920	AMETEK, Inc.	2,373,536
29,130	Armstrong World Industries, Inc.	2,524,697
45,150	Graco, Inc.	2,313,938
14,650	IDEX Corp.	2,295,069
16,520	Nordson Corp.	2,411,094
12,365	Rockwell Automation, Inc.	2,234,479
6,580	Roper Technologies, Inc.	2,366,826
31,890	The Toro Co.	2,332,754

		18,852,393

Retail Trade – 4.7%
13,260	Advance Auto Parts, Inc.	2,205,403
22,605	Carter’s, Inc.	2,394,096
18,585	Dollar General Corp.	2,343,383
23,785	Ross Stores, Inc.	2,322,843

		9,265,725

Technology Services – 21.9%
30,015	Akamai Technologies, Inc.*	2,403,001
12,075	ANSYS, Inc.*	2,364,285
41,290	Black Knight, Inc.*	2,329,582
22,400	CDW Corp.	2,365,440
37,790	Cerner Corp.*	2,511,145
21,660	Citrix Systems, Inc.	2,186,794
4,680	CoStar Group, Inc.*	2,322,450
20,390	Fidelity National Information Services, Inc.	2,363,813
25,995	Fiserv, Inc.*	2,267,804
16,320	Global Payments, Inc.	2,383,862
16,115	Jack Henry & Associates, Inc.	2,402,102
39,250	Manhattan Associates, Inc.*	2,647,412
27,755	Paychex, Inc.	2,340,024
35,035	SS&C Technologies Holdings, Inc.	2,370,468
19,920	Synopsys, Inc.*	2,411,914

The accompanying notes are an integral part of these financial statements.	7

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

April 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Technology Services – (continued)
23,410	Total System Services, Inc.	$ 2,393,438
11,970	VeriSign, Inc.*	2,363,477
11,775	WEX, Inc.*	2,476,282

		42,903,293

Transportation – 2.2%
25,125	CH Robinson Worldwide, Inc.	2,035,125
20,330	Landstar System, Inc.	2,215,157

		4,250,282

TOTAL COMMON STOCKS
(Cost $145,889,705)		$188,979,288

Exchange Traded Fund – 2.5%
35,090	iShares Russell Midcap Growth Index Fund
(Cost $4,794,575)		$ 4,968,744

Shares	Dividend Rate	Value

Investment Company – 0.8%
State Street Institutional US Government Money Market Fund — Premier Class
1,459,116	2.425%	$1,459,116
(Cost $1,459,116)

TOTAL INVESTMENTS – 99.9%
(Cost $152,143,396)		$195,407,148

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		238,854

NET ASSETS – 100.0%		$195,646,002

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

PORTFOLIO COMPOSITION

	AS OF 4/30/19	AS OF 10/31/18

Technology Services	21.9%	22.0%
Commercial Services	11.1	8.8
Electronic Technology	10.9	10.8
Producer Manufacturing	9.7	8.1
Finance	8.4	8.7
Health Technology	8.3	8.8
Consumer Services	8.3	8.6
Consumer Non-Durables	5.0	5.4
Retail Trade	4.7	6.4
Exchange Traded Fund	2.5	0.5
Health Services	2.5	2.5
Process Industries	2.3	3.4
Transportation	2.2	2.3
Distribution Services	1.3	1.2
Investment Company	0.8	—
Consumer Durables	—	1.3
Repurchase Agreement	—	1.3

TOTAL INVESTMENTS	99.9%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

8	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Schedule of Investments

April 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 40.6%
Aerospace/Defense – 0.2%
United Technologies Corp.
$ 2,000,000	5.700%		04/15/40	$2,340,776

Auto Manufacturers – 1.4%
Ford Motor Co.(a)
2,000,000	4.346		12/08/26	1,968,062

Ford Motor Credit Co. LLC
1,000,000	2.979	(a)	08/03/22	972,662
2,500,000	4.134		08/04/25	2,445,883

General Motors Co.(a)
3,450,000	6.600		04/01/36	3,777,219

General Motors Financial Co., Inc.(a)
2,000,000	3.950		04/13/24	2,021,175

Volkswagen Group of America Finance LLC(b)
4,000,000	4.750		11/13/28	4,167,805

				15,352,806

Banks – 6.6%
Bank of America Corp.
3,000,000	4.000		01/22/25	3,073,894
(3M USD LIBOR + 1.040%)
3,749,000	3.419	(a)(c)	12/20/28	3,681,566

Citigroup, Inc.
3,000,000	5.500		09/13/25	3,311,510
3,500,000	4.450		09/29/27	3,632,356

Cooperatieve Rabobank UA
3,100,000	2.750		01/10/23	3,079,960

Credit Suisse AG
3,000,000	3.000		10/29/21	3,015,576

Deutsche Bank AG
2,000,000	3.125		01/13/21	1,969,458

HSBC Holdings PLC
3,130,000	6.100		01/14/42	4,091,868

HSBC USA, Inc.
1,052,000	9.300		06/01/21	1,178,117

JPMorgan Chase & Co.(c)
(3M USD LIBOR + 0.610%)
1,500,000	3.514	(a)	06/18/22	1,520,628
(3M USD LIBOR + 1.000%)
150,000	3.586		04/26/23	150,883
(3M USD LIBOR + 1.160%)
1,650,000	3.702	(a)(d)	05/06/30	1,653,594
(3M USD LIBOR + 1.330%)
2,000,000	4.452	(a)	12/05/29	2,127,858
(3M USD LIBOR + 3.470%)
1,793,000	6.053	(a)	04/30/99	1,801,194

KeyBank NA
4,000,000	3.400		05/20/26	3,980,827

Lloyds Bank PLC
1,640,000	6.375		01/21/21	1,737,226

Mitsubishi UFJ Financial Group, Inc.
3,000,000	3.777		03/02/25	3,093,586

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley
$ 4,375,000	4.100%		05/22/23	$4,524,031

PNC Bank NA(a)
2,500,000	2.950		01/30/23	2,497,028

The PNC Financial Services Group, Inc.(a)
3,750,000	3.150		05/19/27	3,747,020
(3M USD LIBOR + 3.678%)
2,500,000	6.750	(c)	07/29/49	2,659,375

U.S. Bancorp(a)
2,050,000	3.600		09/11/24	2,116,885
UBS Group Funding Switzerland AG(a)(b)(c)
(3M USD LIBOR + 0.954%)
2,750,000	2.859		08/15/23	2,717,442

Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,559,441
1,500,000	4.650		11/04/44	1,554,562
5,000,000	4.750		12/07/46	5,257,898

Wells Fargo Bank NA(e)
2,000,000	6.180		02/15/36	2,306,831

				73,040,614

Beverages(a) – 0.7%
Anheuser-Busch InBev Worldwide, Inc.
6,000,000	4.439		10/06/48	5,710,323

PepsiCo, Inc.
2,190,000	4.450		04/14/46	2,427,257

				8,137,580

Biotechnology – 0.4%
Amgen, Inc.
1,295,000	6.400		02/01/39	1,572,268

Celgene Corp.(a)
3,250,000	3.900		02/20/28	3,321,968

				4,894,236

Chemicals(a) – 0.2%
Praxair, Inc.
2,740,000	3.200		01/30/26	2,775,873

Commercial Services – 1.0%
Henry J. Kaiser Family Foundation
6,250,000	3.356		12/01/25	6,328,929

Northwestern University
1,000,000	4.643		12/01/44	1,144,586

The Corp. of Gonzaga University
3,500,000	4.158		04/01/46	3,528,110

				11,001,625

Diversified Financial Services – 3.4%
Air Lease Corp.(a)
2,500,000	3.000		09/15/23	2,456,014

American Express Co.(a)
3,900,000	2.500		08/01/22	3,856,114

The accompanying notes are an integral part of these financial statements.	9

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Blackstone Holdings Finance Co. LLC(b)
$ 3,000,000	5.875%	03/15/21	$3,159,637

Brookfield Asset Management, Inc.(a)
2,000,000	4.000	01/15/25	2,020,883

CDP Financial, Inc.(b)
1,000,000	3.150	07/24/24	1,027,280

Citicorp Lease Pass-Through Trust 1999-1(b)
1,860,870	8.040	12/15/19	1,919,374

CME Group, Inc.
1,685,000	3.000	09/15/22	1,703,778

Franklin Resources, Inc.
5,000,000	2.850	03/30/25	4,975,952

Invesco Finance PLC
6,509,000	3.125	11/30/22	6,564,894

Janus Capital Group, Inc.(a)
3,000,000	4.875	08/01/25	3,158,548

Legg Mason, Inc.
3,895,000	5.625	01/15/44	4,023,191

The Charles Schwab Corp.
2,500,000	3.225	09/01/22	2,541,132

			37,406,797

Electric – 3.4%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,748,193

Consumers Energy Co.(a)
3,290,000	3.950	07/15/47	3,355,806

Duke Energy Progress LLC(a)
2,000,000	2.800	05/15/22	2,009,733

Emerson Electric Co.
1,000,000	6.125	04/15/39	1,265,879

Entergy Louisiana LLC(a)
3,000,000	3.780	04/01/25	3,077,696

Gulf Power Co.(a)
1,250,000	4.550	10/01/44	1,301,297

Louisville Gas & Electric Co.(a)
1,850,000	4.650	11/15/43	1,986,058

National Grid USA
3,375,000	8.000	11/15/30	4,580,226

Ohio Power Co.
2,870,000	5.850	10/01/35	3,495,388

Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,085,000

PacifiCorp
1,900,000	6.100	08/01/36	2,395,700

PPL Electric Utilities Corp.(a)
1,025,000	4.750	07/15/43	1,138,290

PSEG Power LLC
5,500,000	8.625	04/15/31	7,437,591

Southern California Edison Co.
1,000,000	5.550	01/15/37	1,104,889

			37,981,746

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gas(a) – 0.1%
Atmos Energy Corp.
$ 1,400,000	4.125%		03/15/49	$1,438,111

Healthcare-Services – 1.7%
Ascension Health
1,500,000	3.945		11/15/46	1,524,610

Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	3,793,532

Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,294,889

Mayo Clinic
2,600,000	3.774		11/15/43	2,614,643

SSM Health Care Corp.(a)
3,000,000	3.688		06/01/23	3,080,837
4,990,000	3.823		06/01/27	5,141,018

				18,449,529

Insurance — 4.4%
American International Group, Inc.(a)
2,000,000	3.750		07/10/25	2,021,693

Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	2,880,337

Berkshire Hathaway Finance Corp.
5,000,000	3.000		05/15/22	5,071,926
4,220,000	4.200	(a)	08/15/48	4,368,497

Guardian Life Global Funding(b)
2,000,000	2.000		04/26/21	1,970,692

Loews Corp.(a)
3,000,000	3.750		04/01/26	3,097,683

MassMutual Global Funding II(b)
6,150,000	2.950		01/11/25	6,111,996

MetLife, Inc.(a)
2,055,000	10.750		08/01/69	3,216,075

New York Life Global Funding(b)
2,000,000	2.000		04/13/21	1,976,957

PartnerRe Finance B LLC
525,000	5.500		06/01/20	540,093

Principal Life Global Funding II(b)
2,000,000	2.200		04/08/20	1,990,785

Prudential Financial, Inc.(a)(c)
(3M USD LIBOR + 4.175%)
2,000,000	5.875		09/15/42	2,124,000

Reinsurance Group of America, Inc.
2,100,000	5.000		06/01/21	2,186,305
2,000,000	3.950	(a)	09/15/26	2,030,204

The Prudential Insurance Co. of America(b)
2,515,000	8.300		07/01/25	3,177,690

The Travelers Cos., Inc.(a)
2,000,000	4.100		03/04/49	2,071,883

Travelers Property Casualty Corp.
1,493,000	7.750		04/15/26	1,904,705

Voya Financial, Inc.
1,800,000	3.650		06/15/26	1,796,789

				48,538,310

10	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – 1.2%
CBS Corp.
$ 2,500,000	7.875%		09/01/23	$2,864,996

Comcast Corp.
1,250,000	6.400		05/15/38	1,580,912

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2,725,000	6.375		03/01/41	3,263,269

The Walt Disney Co.(b)
1,000,000	7.125		04/08/28	1,291,017

Warner Media LLC(a)
4,380,000	3.600		07/15/25	4,392,876

				13,393,070

Metals & Mining – 0.3%
The Timken Co.
2,750,000	6.875		05/08/28	3,183,948

Miscellaneous Manufacturing – 0.4%
General Electric Co.(a)(c)
(3M USD LIBOR + 3.330%)
1,894,000	5.000		12/29/49	1,792,803

Siemens Financieringsmaatschappij NV(b)
2,228,000	1.700		09/15/21	2,174,510

				3,967,313

Oil-Field Services – 3.2%
Apache Corp.
2,835,000	5.100	(a)	09/01/40	2,826,786
1,360,000	7.375		08/15/47	1,706,525

BP Capital Markets America, Inc.
3,250,000	2.750		05/10/23	3,241,108

Equinor ASA
1,795,000	6.800		01/15/28	2,230,360

Exxon Mobil Corp.(a)
3,000,000	2.726		03/01/23	3,008,695

Halliburton Co.(a)
5,000,000	5.000		11/15/45	5,353,033

HollyFrontier Corp.(a)
3,850,000	5.875		04/01/26	4,122,767

Marathon Oil Corp.(a)
2,000,000	2.700		06/01/20	1,994,993

Phillips 66(a)
3,000,000	4.650		11/15/34	3,216,345

Saudi Arabian Oil Co.(b)
5,000,000	3.500		04/16/29	4,914,533

Tosco Corp.
2,095,000	8.125		02/15/30	2,923,323

				35,538,468

Paper and Forest Products – 0.4%
International Paper Co.
2,925,000	8.700		06/15/38	4,040,451

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – 1.4%
Bayer US Finance LLC(b)
$ 2,000,000	2.375%		10/08/19	$1,993,473

CVS Pass-Through Trust(b)
2,762,930	7.507		01/10/32	3,250,875

Johnson & Johnson
4,970,000	5.950		08/15/37	6,411,228

Pfizer, Inc.
2,900,000	7.200		03/15/39	4,179,180

				15,834,756

Pipelines – 2.1%
Buckeye Partners LP(a)
2,000,000	4.350		10/15/24	2,032,411

DCP Midstream Operating LP
3,397,000	8.125		08/16/30	4,059,415

Energy Transfer Operating LP(a)
3,000,000	4.900		03/15/35	2,876,023

Kinder Morgan Energy Partners LP
4,175,000	5.800		03/15/35	4,625,509

Tennessee Gas Pipeline Co. LLC
628,000	8.375		06/15/32	833,527
1,450,000	7.625		04/01/37	1,871,568

TransCanada PipeLines Ltd.(a)
2,500,000	4.875		01/15/26	2,692,013
Transcanada Trust(a)(c)
(3M USD LIBOR + 3.208%)
4,660,000	5.300		03/15/77	4,461,950

				23,452,416

Real Estate – 4.7%
Columbia Property Trust Operating Partnership LP(a)
2,485,000	4.150		04/01/25	2,492,977

Mid-America Apartments LP(a)
1,860,000	4.300		10/15/23	1,935,775
1,700,000	3.600		06/01/27	1,704,807

National Retail Properties, Inc.(a)
1,000,000	3.900		06/15/24	1,025,323

Office Properties Income Trust(a)
4,000,000	4.250		05/15/24	3,865,368

Omega Healthcare Investors, Inc.(a)
4,500,000	4.750		01/15/28	4,620,275

Piedmont Operating Partnership LP(a)
1,290,000	3.400		06/01/23	1,271,285
2,800,000	4.450		03/15/24	2,869,788

Post Apartment Homes LP(a)
1,500,000	3.375		12/01/22	1,510,878

SBA Tower Trust(b)
5,000,000	2.877	(a)	07/15/21	4,972,411
3,520,000	3.448		03/15/48	3,541,233

Scentre Group Trust 1/Scentre Group Trust 2(a)(b)
4,000,000	3.750		03/23/27	4,005,679

The accompanying notes are an integral part of these financial statements.	11

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate – (continued)
Simon Property Group LP(a)
$ 2,815,000	3.750%		02/01/24	$2,917,209
3,000,000	4.750		03/15/42	3,329,586

STORE Capital Corp.(a)
2,000,000	4.500		03/15/28	2,036,045

UDR, Inc.(a)
2,640,000	3.750		07/01/24	2,685,555

Ventas Realty LP(a)
2,910,000	3.500		02/01/25	2,927,321

VEREIT Operating Partnership LP(a)
2,400,000	3.950		08/15/27	2,375,252

Washington Real Estate Investment Trust(a)
1,580,000	3.950		10/15/22	1,614,660

Weingarten Realty Investors(a)
1,000,000	3.850		06/01/25	1,001,763

				52,703,190

Retail(a) – 0.1%
AutoNation, Inc.
1,300,000	3.800		11/15/27	1,220,737

Semiconductors(a) – 0.7%
Maxim Integrated Products, Inc.
5,016,000	3.375		03/15/23	5,037,056

Texas Instruments, Inc.
2,925,000	3.875		03/15/39	2,986,443

				8,023,499

Software – 0.1%
Adobe, Inc.
563,000	4.750		02/01/20	571,741

Telecommunications – 1.3%
AT&T, Inc.(a)
1,500,000	4.800		06/15/44	1,505,146
3,443,000	4.550		03/09/49	3,316,560

Bell Canada, Inc.(a)
2,600,000	4.464		04/01/48	2,666,300

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(b)
2,000,000	4.738		03/20/25	2,037,500

Verizon Communications, Inc.
4,748,000	4.329		09/21/28	5,078,176

				14,603,682

Transportation – 1.2%
Burlington Northern Santa Fe LLC(a)
1,220,000	4.950		09/15/41	1,395,178

Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,549,914

Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	2,355,818
2,500,000	6.125	(a)(f)	09/15/15	3,119,859

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
Kansas City Southern(a)
$ 1,000,000	4.950%	08/15/45	$1,075,804
3,000,000	4.700	05/01/48	3,134,438

The Kansas City Southern Railway Co.(a)
500,000	4.950	08/15/45	537,902

			13,168,913

TOTAL CORPORATE OBLIGATIONS
(Cost $440,498,111)			$451,060,187

Mortgage-Backed Obligations – 25.3%
Collateralized Mortgage Obligations – 20.3%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(c)(g)
$ 332,413	4.553%	04/25/35	$336,017

Agate Bay Mortgage Loan Trust Series 2014-3, Class A2(b)(c)(g)
3,514,428	3.500	11/25/44	3,493,745

Agate Bay Mortgage Loan Trust Series 2015-3, Class A8(b)(c)(g)
1,106,875	3.000	04/25/45	1,085,131

Agate Bay Mortgage Loan Trust Series 2016-1, Class A5(b)(c)(g)
2,420,377	3.500	12/25/45	2,431,001

Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(b)(c)(g)
1,242,207	3.500	03/25/46	1,233,962

Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
129,753	5.500	11/25/20	129,418

Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
24,880	6.000	04/25/36	25,130

Bear Stearns Alt-A Trust Series 2004-8, Class 1A(c)
(1M USD LIBOR + 0.700%)
676,868	3.186	09/25/34	674,604

Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(g)
1,359,394	4.410	11/25/35	1,168,343

Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(h)
268,383	5.750	01/25/34	271,962

Citicorp Mortgage Securities Trust, Inc. Series 2006-4, Class 3A1
6,940	5.500	08/25/21	6,969
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
642,284	6.750	08/25/34	681,577

Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(c)(g)
327,844	4.844	12/25/35	302,735

Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(c)(g)
118,767	4.716	04/25/37	112,843

12	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(b)(c)(g)
$ 1,560,694	3.500%	06/25/58	$1,568,159

CitiMortgage Alternative Loan Trust Series 2006-A3, Class 2A1
8,756	5.500	07/25/36	8,774

Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
42,128	5.250	09/25/19	41,815

Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
28,046	6.500	08/25/32	28,621

Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
52,711	6.000	07/25/37	51,580

Countrywide Home Loans Trust Series 2005-27, Class 2A1
662,788	5.500	12/25/35	530,335

Countrywide Home Loans Trust Series 2005-6, Class 2A1
139,074	5.500	04/25/35	133,544

Countrywide Home Loans Trust Series 2005-7, Class 1A1(c)
(1M USD LIBOR + 0.540%)
809,928	3.026	03/25/35	777,452

CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
225,232	5.250	07/25/33	229,984

CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
1,601,197	5.500	07/25/35	1,608,051

CSMC Trust Series 2014-WIN2, Class A3(b)(c)(g)
3,119,127	3.500	10/25/44	3,098,482

CSMC Trust Series 2017-HL2, Class A1(b)(c)(g)
4,415,005	3.500	10/25/47	4,392,392

CSMC Trust Series 2017-HL2, Class A3(b)(c)(g)
4,051,207	3.500	10/25/47	4,057,695

EverBank Mortgage Loan Trust Series 2013-2, Class A(b)(c)(g)
2,381,850	3.000	06/25/43	2,336,690

FHLMC REMIC Series 1579, Class PM
49,602	6.700	09/15/23	52,710

FHLMC REMIC Series 2103, Class TE
51,511	6.000	12/15/28	56,787

FHLMC REMIC Series 2110, Class PG
239,293	6.000	01/15/29	260,841

FHLMC REMIC Series 2391, Class Z
659,611	6.000	12/15/31	725,493

FHLMC REMIC Series 2603, Class C
201,636	5.500	04/15/23	206,461

FHLMC REMIC Series 2866, Class DH
98,558	4.000	09/15/34	98,899

FHLMC REMIC Series 4088, Class EP
3,583,549	2.750	09/15/41	3,544,622

FHLMC REMIC Series 4272, Class DG
1,216,372	3.000	04/15/43	1,215,695

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 4370, Class PA
$ 1,186,134	3.500%	09/15/41	$1,206,958

FHLMC REMIC Series 4679, Class DY
264,429	3.500	07/15/42	270,573
FHLMC REMIC Series 4710, Class WA
644,158	3.500	03/15/44	658,708

FHLMC REMIC Series 4770, Class JH
1,927,691	4.500	10/15/45	2,012,138

FHLMC REMIC Series 4792, Class AC
972,743	3.500	05/15/48	992,349

FHLMC REMIC Series 4840, Class MB
8,505,855	4.500	09/15/46	9,111,835

FHLMC REMIC Series 4841, Class VH
4,217,000	4.500	10/15/37	4,511,580

First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
1,152,716	5.500	05/25/35	1,022,432

Flagstar Mortgage Trust Series 2017-2, Class A5(b)(c)(g)
2,158,703	3.500	10/25/47	2,156,763

Flagstar Mortgage Trust Series 2018-2, Class A4(b)(c)(g)
9,041,552	3.500	04/25/48	8,989,635

FNMA REMIC Series 2001-45, Class WG
41,085	6.500	09/25/31	45,207

FNMA REMIC Series 2003-117, Class KB
2,572,917	6.000	12/25/33	2,875,330

FNMA REMIC Series 2003-14, Class AP
36,290	4.000	03/25/33	37,001

FNMA REMIC Series 2004-53, Class NC
271,452	5.500	07/25/24	278,841

FNMA REMIC Series 2015-2, Class PA
3,748,222	2.250	03/25/44	3,688,746

FNMA REMIC Series 2015-30, Class JA
2,676,142	2.000	05/25/45	2,540,061

FNMA REMIC Series 2016-16, Class PD
4,824,752	3.000	12/25/44	4,787,473

FNMA REMIC Series 2017-110, Class A
12,305,993	3.500	03/25/38	12,651,209

FNMA Series 2003-W6, Class 3A
93,718	6.500	09/25/42	104,687

GNMA REMIC Series 2015-167, Class KM
319,089	3.000	12/20/43	323,530

GNMA REMIC Series 2015-94, Class AT
1,079,725	2.250	07/16/45	1,049,648

GNMA REMIC Series 2016-129, Class W
1,265,000	2.500	07/20/46	1,261,347

GNMA REMIC Series 2018-160, Class GE(a)
4,932,372	4.500	01/20/47	5,120,272

GNMA REMIC Series 2018-37, Class KT
1,369,278	3.500	03/20/48	1,395,800

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c)
(1M USD LIBOR + 0.340%)
$ 502,345	2.826%	12/25/34	$481,723

GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(g)
115,727	3.590	06/25/34	114,507

Impac CMB Trust Series 2003-2F, Class A(h)
288,403	5.730	01/25/33	298,684

Impac CMB Trust Series 2004-4, Class 1A1(c)
(1M USD LIBOR + 0.640%)
686,470	3.126	09/25/34	682,880

Impac CMB Trust Series 2004-4, Class 2A2(h)
1,704,579	4.655	09/25/34	1,819,097
Impac Secured Assets Corp. Series 2004-2, Class A6(h)
16,508	4.136	08/25/34	16,579

JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
1,114,681	6.000	03/25/36	895,841

JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(g)
273,732	4.201	04/25/37	251,620

JPMorgan Mortgage Trust Series 2013-3, Class A3(b)(c)(g)
1,842,104	3.404	07/25/43	1,838,513

JPMorgan Mortgage Trust Series 2014-2, Class 1A1(b)(c)(g)
1,837,212	3.000	06/25/29	1,832,512

JPMorgan Mortgage Trust Series 2015-6, Class A5(b)(c)(g)
2,371,607	3.500	10/25/45	2,383,439

JPMorgan Mortgage Trust Series 2017-3, Class 1A3(b)(c)(g)
9,680,575	3.500	08/25/47	9,630,797

JPMorgan Mortgage Trust Series 2017-4, Class A3(b)(c)(g)
2,894,290	3.500	11/25/48	2,879,407

JPMorgan Mortgage Trust Series 2017-4, Class A5(b)(c)(g)
2,292,249	3.500	11/25/48	2,303,112

JPMorgan Mortgage Trust Series 2017-6, Class A3(b)(c)(g)
8,088,034	3.500	12/25/48	8,046,445

JPMorgan Mortgage Trust Series 2018-4, Class A5(b)(c)(g)
4,440,260	3.500	10/25/48	4,448,647

Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(g)
441,189	4.220	07/25/33	442,647

Master Alternative Loans Trust Series 2004-4, Class 1A1
117,404	5.500	05/25/34	124,185

Master Alternative Loans Trust Series 2004-4, Class 8A1
750,389	6.500	05/25/34	796,292

Master Alternative Loans Trust Series 2004-9, Class A6(h)
25,128	5.643	08/25/34	25,734

Mello Mortgage Capital Acceptance Series 2018-MTG1, Class A1(b)(c)(g)
3,559,097	3.500	05/25/48	3,543,109

Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(c)(g)
168,651	4.029	03/25/33	167,335

Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(g)
826,535	5.387	11/25/35	753,670

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
$ 826,010	6.000%	08/25/37	$633,006

NRP Mortgage Trust Series 2013-1, Class A23(b)(c)(g)
1,889,205	3.250	07/25/43	1,875,544

PHH Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(c)
(1M USD LIBOR + 2.250%)
543,330	4.736	05/25/38	548,754

RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(c)(g)
406,388	4.735	11/25/21	361,696

RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(c)(g)
22,625	4.782	07/25/35	22,808

Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(c)
(1M USD LIBOR + 0.500%)
206,498	2.986	07/25/35	176,886

Residential Asset Securitization Trust Series 2004-A6, Class A1
95,298	5.000	08/25/19	92,586
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
125,863	5.500	11/25/35	118,316

Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
411,452	5.750	12/25/35	402,783

Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
4,374,158	3.000	07/25/56	4,352,888

Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,264,508

Sequoia Mortgage Trust Series 2004-10, Class A1A(c)
(1M USD LIBOR + 0.620%)
351,988	3.108	11/20/34	350,674

Sequoia Mortgage Trust Series 2012-2, Class A3(c)(g)
998,263	3.500	04/25/42	999,125

Sequoia Mortgage Trust Series 2013-2, Class A1(c)(g)
2,433,290	1.874	02/25/43	2,216,570

Sequoia Mortgage Trust Series 2013-6, Class A1(c)(g)
4,347,816	2.500	05/25/43	4,209,394

Sequoia Mortgage Trust Series 2015-2, Class A10(b)(c)(g)
3,724,330	3.500	05/25/45	3,742,823

Sequoia Mortgage Trust Series 2015-3, Class A4(b)(c)(g)
3,295,337	3.500	07/25/45	3,311,943

Sequoia Mortgage Trust Series 2015-3, Class A5(b)(c)(g)
2,353,812	3.000	07/25/45	2,332,284

Sequoia Mortgage Trust Series 2015-4, Class A1(b)(c)(g)
1,944,041	3.000	11/25/30	1,937,109

Sequoia Mortgage Trust Series 2016-3, Class A1(b)(c)(g)
2,734,956	3.500	11/25/46	2,716,620

Sequoia Mortgage Trust Series 2017-1, Class A4(b)(c)(g)
5,460,688	3.500	02/25/47	5,495,030

14	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Sequoia Mortgage Trust Series 2017-5, Class A1(b)(c)(g)
$ 3,186,467	3.500%	08/25/47	$3,169,301

Sequoia Mortgage Trust Series 2017-6, Class A1(b)(c)(g)
8,857,069	3.500	09/25/47	8,803,444

Sequoia Mortgage Trust Series 2018-2, Class A1(b)(c)(g)
2,983,928	3.500	02/25/48	2,976,059

Shellpoint Co-Originator Trust Series 2017-2, Class A1(b)(c)(g)
8,206,555	3.500	10/25/47	8,146,610

Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(g)
774,853	4.404	10/25/34	781,062

Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(g)
118,697	4.719	04/25/34	122,044

Structured Asset Securities Corp. Series 2003-31A, Class 2A7(c)(g)
250,387	4.506	10/25/33	254,858

Structured Asset Securities Corp. Series 2003-34A, Class 3A3(c)(g)
350,830	4.436	11/25/33	353,577

Structured Asset Securities Corp. Series 2003-34A, Class 6A(c)(g)
241,115	4.796	11/25/33	242,610

Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
250,459	5.500	06/25/20	214,519

Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(c)(g)
182,883	4.667	09/25/35	180,765
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
106,999	5.250	03/25/37	109,786

WinWater Mortgage Loan Trust Series 2015-5, Class A3(b)(c)(g)
8,666,097	3.500	08/20/45	8,597,912

WinWater Mortgage Loan Trust Series 2015-5, Class A5(b)(c)(g)
2,299,732	3.500	08/20/45	2,300,874

WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(b)(c)(g)
4,312,686	3.500	01/20/46	4,309,360

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $224,956,336)			$225,571,545

Commercial Mortgage Obligations – 2.4%
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2
$ 4,657,883	2.674%	04/10/48	$4,649,588

Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
1,020,712	3.147	02/10/47	1,019,737

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
Commercial Mortgage Trust Series 2013-CR12, Class A2
$ 353,533	2.904%		10/10/46	$353,230

Commercial Mortgage Trust Series 2012-CR4, Class A2
368,113	1.801		10/15/45	359,242

Commercial Mortgage Trust Series 2014-CR15, Class A2
1,475,045	2.928		02/10/47	1,473,490

GNMA REMIC Series 2013-68, Class B(c)(g)
1,040,000	2.500		08/16/43	968,418

JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
64,893	3.046		04/15/47	64,817

JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A2
1,623,989	2.773		10/15/48	1,621,745

LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(b)
3,000,000	2.579		03/10/49	2,952,677

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A2
7,830,000	2.933		03/15/48	7,814,673

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
5,000,000	2.739		04/15/48	4,988,872

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $27,020,927)				$26,266,489

Federal Agencies – 2.6%
FHLMC
$ 473	8.500%		03/01/21	$475
132,911	7.000		05/01/26	143,004
22,902	7.500		12/01/30	27,122
28,513	7.500		01/01/31	32,580
60,079	7.000		08/01/31	68,488
779,821	5.000		05/01/33	843,427
1,173,751	4.000		06/01/42	1,223,334
1,779,611	3.000		06/01/45	1,747,045
(12M USD LIBOR + 1.600%)
2,749,374	2.774	(c)	07/01/45	2,748,900
(12M USD LIBOR + 1.864%)
116,177	4.790	(c)	01/01/36	122,971
(1Y US Treasury Yield Curve Rate + 2.229%)
120,370	4.126	(c)	05/01/34	126,801

FNMA
21,947	9.000		02/01/25	22,192
8,744	6.500		03/01/26	9,628
1,069,573	2.500		05/01/28	1,066,303
6,624	8.000		07/01/28	6,659
22,167	6.500		10/01/28	24,500
49,213	6.000		07/01/29	53,337
11,285	7.500		09/01/29	11,372
34,399	7.000		03/01/31	37,394
5,734	7.500		03/01/31	6,224
16,994	7.000		11/01/31	17,409
31,878	7.000		01/01/32	32,298

The accompanying notes are an integral part of these financial statements.	15

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)

FNMA – (continued)
$ 77,595	6.000%		12/01/32	$83,941
28,288	5.000		07/01/33	29,811
2,598,921	3.500		08/01/35	2,646,911
1,919,389	4.500		01/01/48	1,969,016
4,953,501	5.000		08/01/48	5,298,362
(12M USD LIBOR + 1.586%)
1,047,588	2.620	(c)	12/01/45	1,051,478
(12M USD LIBOR + 1.740%)
93,292	4.615	(c)	10/01/34	95,547
(12M USD LIBOR + 1.760%)
82,878	4.840	(c)	02/01/35	86,883
(6M USD LIBOR + 1.413%)
19,645	4.288	(c)	02/01/33	20,337

GNMA
34,198	8.000		02/15/22	35,365
19,950	7.500		08/20/25	21,526
92,386	7.500		07/20/26	102,819
62,315	6.500		04/15/31	67,909
131,802	6.500		05/15/31	143,634
4,756,414	2.500		06/20/31	4,646,612
4,369,179	5.000		02/20/49	4,563,143

				29,234,757

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $281,525,436)				$281,072,791

Asset-Backed Securities – 17.8%
Automotive(b) – 3.0%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A
$ 5,200,000	2.630%		12/20/21	$5,184,163

Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A
4,150,000	3.700		09/20/24	4,244,880

Ford Credit Auto Owner Trust Series 2016-1, Class A
7,000,000	2.310		08/15/27	6,953,960

Ford Credit Auto Owner Trust Series 2017-1, Class A
2,500,000	2.620		08/15/28	2,497,061

Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190		07/15/31	4,992,400

Hertz Vehicle Financing II LP Series 2019-1A, Class A
4,500,000	3.710		03/25/23	4,558,595

NextGear Floorplan Master Owner Trust Series 2016-2A, Class A2
4,845,000	2.190		09/15/21	4,832,697

				33,263,756

Credit Card – 0.5%
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1
5,680,000	2.250		07/17/23	5,652,910

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity – 1.3%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c)
(1M USD LIBOR + 0.780%)
$ 1,025,056	3.266%	01/25/35	$1,023,680

Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(h)
751,555	4.321	05/25/34	761,872

Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(h)
248,666	4.250	09/25/33	257,699

Irwin Home Equity Series 2005-A, Class A3(c)
(1M USD LIBOR + 0.760%)
481,261	3.246	02/25/34	477,965

Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c)
(1M USD LIBOR + 0.675%)
3,685,230	3.161	12/25/34	3,609,423

New Residential Mortgage Loan Trust Series 2017-6A, Class A1(b)(c)(g)
5,538,751	4.000	08/27/57	5,647,571

Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(h)
1,101,155	5.140	11/25/35	1,142,219

Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(h)
1,582,265	7.490	07/25/29	1,578,659

			14,499,088

Manufactured Housing – 0.1%
Green Tree Financial Corp. Series 1998-3, Class A5
631,501	6.220	03/01/30	655,486

Green Tree Financial Corp. Series 1998-3, Class A6(c)(g)
78,876	6.760	03/01/30	81,782

Mid-State Trust Series 2011, Class A1
199,064	4.864	07/15/38	209,172

			946,440

Other – 9.6%
ARL Second LLC Series 2014-1A, Class A1(a)(b)
1,484,991	2.920	06/15/44	1,477,002

CAL Funding III Ltd. Series 2018-1A, Class A(b)
4,858,333	3.960	02/25/43	4,883,328

Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(h)
1,379,234	5.907	06/25/32	1,354,122

Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(c)
(1M USD LIBOR + 0.460%)
4,269,292	2.946	12/25/33	4,254,464

CLI Funding LLC Series 2018-1A, Class A(b)
1,122,043	4.030	04/18/43	1,126,542

Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(b)(c)
(1M USD LIBOR + 0.200%)
521,692	2.686	02/25/37	476,362

Cronos Containers Program Ltd. Series 2013-1A, Class A(b)
400,000	3.080	04/18/28	396,529

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Cronos Containers Program Ltd. Series 2014-2A, Class A(b)
$ 2,546,296	3.270%	11/18/29	$2,531,636

Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(a)(b)
6,386,250	4.118	07/25/47	6,427,633

Equity One ABS, Inc. Series 2004-2, Class AF5(h)
406,713	5.699	07/25/34	411,205

Global SC Finance IV Ltd. Series 2017-1A, Class A(b)
2,103,934	3.850	04/15/37	2,117,594

Global SC Finance SRL Series 2013-1A, Class A(b)
1,176,000	2.980	04/17/28	1,164,876

GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3(a)(b)
1,250,000	2.600	06/15/21	1,248,533

Harvest SBA Loan Trust Series 2018-1, Class A(b)(c)
(1M USD LIBOR + 2.250%)
4,434,243	4.736	08/25/44	4,392,597

Invitation Homes Trust Series 2018-SFR2, Class A(b)(c)
(1M USD LIBOR + 0.900%)
4,432,815	3.373	06/17/37	4,415,612

Jimmy Johns Funding LLC Series 2017-1A, Class A2I(b)
4,912,500	3.610	07/30/47	4,913,826

Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c)
(1M USD LIBOR + 0.620%)
226,657	3.106	08/25/33	227,728

Longtrain Leasing III LLC Series 2015-1A, Class A1(b)
3,383,718	2.980	01/15/45	3,383,444

Longtrain Leasing III LLC Series 2015-1A, Class A2(b)
5,000,000	4.060	01/15/45	5,089,937

NP SPE II LLC Series 2016-1A, Class A1(b)
2,935,933	4.164	04/20/46	3,003,734

Progress Residential Trust Series 2015-SFR3, Class A(b)
3,486,291	3.067	11/12/32	3,478,751

Sofi Consumer Loan Program Trust Series 2018 3, Class A2(b)
5,000,000	3.670	08/25/27	5,045,018

State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
8,000,000	3.242	01/01/31	8,018,880

Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(c)
(1M USD LIBOR + 1.125%)
498,372	3.611	06/25/33	499,795

Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(h)
507,223	5.750	06/25/35	515,896

TAL Advantage V LLC Series 2014-3A, Class A(b)
2,791,667	3.270	11/21/39	2,776,809

Towd Point Mortgage Trust Series 2015-1, Class 1A2(b)(c)(g)
5,000,000	3.250	11/25/60	4,992,865

Towd Point Mortgage Trust Series 2015-4, Class A1B(b)(c)(g)
3,142,502	2.750	04/25/55	3,117,635

Towd Point Mortgage Trust Series 2016-2, Class A1(b)(c)(g)
962,016	3.000	08/25/55	957,456

Towd Point Mortgage Trust Series 2016-3, Class A1(b)(c)(g)
2,765,020	2.250	04/25/56	2,723,767

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Towd Point Mortgage Trust Series 2017-3, Class A2(a)(b)(c)(g)
$ 1,850,000	3.000%	07/25/57	$1,791,847

Towd Point Mortgage Trust Series 2018-2,Class A2(b)(c)(g)
5,500,000	3.500	03/25/58	5,421,396

Trafigura Securitisation Finance PLC Series 2018-1A, Class A2(b)
4,335,000	3.730	03/15/22	4,374,006

Trinity Rail Leasing LLC Series 2019-1A, Class A(b)
5,000,000	3.820	04/17/49	5,031,728

Vantage Data Centers Issuer LLC Series 2018-1A, Class A2(b)
1,482,500	4.072	02/16/43	1,500,469

Wells Fargo Home Equity Trust Series 2006-2, Class A4(c)
(1M USD LIBOR + 0.250%)
545,738	2.736	07/25/36	544,781

Wendys Funding LLC Series 2018-1A, Class A2I(b)
2,962,500	3.573	03/15/48	2,937,704

			107,025,507

Student Loan – 3.3%
DRB Prime Student Loan Trust Series 2016-B, Class A2(b)
1,853,977	2.890	06/25/40	1,852,777

DRB Prime Student Loan Trust Series 2017-A, Class A2B(b)
4,348,038	2.850	05/27/42	4,320,870

Massachusetts Educational Financing Authority Series 2018-A, Class A
4,605,602	3.850	05/25/33	4,729,216

Navient Private Education Loan Trust Series 2015-AA, Class A2A(b)
4,860,662	2.650	12/15/28	4,834,705

Navient Private Education Refi Loan Trust Series 2018-A, Class A2(b)
1,125,000	3.190	02/18/42	1,126,650

Sofi Professional Loan Program LLC Series 2016-B, Class A2B(b)
2,428,296	2.740	10/25/32	2,425,709

Sofi Professional Loan Program LLC Series 2016-E, Class A2B(b)
4,672,158	2.490	01/25/36	4,642,637

Sofi Professional Loan Program Trust Series 2018-C, Class A2FX(b)
6,000,000	3.590	01/25/48	6,112,944

South Carolina Student Loan Corp. Series 2015-A, Class A(c)
(1M USD LIBOR + 1.500%)
2,940,557	3.986	01/25/36	2,963,980

Towd Point Asset Trust Series 2018-SL1, Class A(b)(c)
(1M USD LIBOR + 0.600%)
2,953,514	3.086	01/25/46	2,924,568

			35,934,056

TOTAL ASSET-BACKED SECURITIES
(Cost $195,087,603)			$197,321,757

U.S. Treasury Obligations – 7.6%
United States Treasury Bill(i)
$10,000,000	0.000%	06/20/19	$9,966,941

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Bonds
$ 5,000,000	3.125%	11/15/41	$5,216,016
5,000,000	2.750	08/15/42	4,879,688
9,000,000	2.750	11/15/42	8,769,375
4,000,000	2.500	02/15/45	3,691,250

United States Treasury Inflation Indexed Bond
5,231,450	0.375	01/15/27	5,175,710
7,829,640	0.750	02/15/42	7,573,265

United States Treasury Notes
10,000,000	1.375	08/31/20	9,871,484
3,000,000	1.750	10/31/20	2,974,805
6,000,000	1.750	09/30/22	5,901,328
1,000,000	2.125	12/31/22	995,469
5,000,000	1.375	08/31/23	4,815,234
5,000,000	2.250	01/31/24	4,991,992
10,000,000	2.125	03/31/24	9,925,781

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $85,373,352)			$84,748,338

Municipal Bond Obligations – 5.9%
Alaska(a) – 0.1%
Anchorage AK Certificate Participation (Taxable) Series A
$ 1,290,000	2.765%	07/01/22	$1,294,128

California(a) – 1.4%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
4,000,000	5.685	10/01/40	5,075,640

Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(i)
5,000,000	0.000	08/01/38	2,592,700

Foothill-De Anza CA Community College District GO Bonds (Taxable — Election of 2006) Series E
1,730,000	3.223	08/01/38	1,638,846

Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	4,162,530

San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,054,959

			15,524,675

Connecticut – 0.3%
Connecticut State GO Bonds Unlimited (Taxable) Series A
3,500,000	3.743	09/15/25	3,621,870

Florida – 0.2%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,004,400

Idaho(a) – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(b)
4,100,000	7.000	01/01/31	4,386,016

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Idaho(a) – (continued)
Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
$ 1,500,000	3.120%	09/01/24	$1,515,615

			5,901,631

Illinois – 0.2%
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,157,350

Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,074,237

			2,231,587

Kentucky(a) – 0.3%
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B
2,890,000	2.750	12/01/33	2,847,893

Maryland(a) – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,011,410

Michigan – 0.5%
Cedar Springs MI Public School District GO Bonds (Taxable-Refunding) Series B (Q-SBLF)
1,800,000	2.035	05/01/21	1,778,958

Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,804,845

Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment) (Q-SBLF)(a)
1,500,000	5.875	05/01/22	1,569,435

			5,153,238

Mississippi(a) – 0.1%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (Taxable-Refunding-University) Series B
1,465,000	3.000	06/01/23	1,465,645

Missouri – 0.7%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds(a)
2,500,000	5.792	11/01/41	3,228,925

Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010(a)
2,800,000	4.820	05/01/23	3,016,216

New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,359,660

			7,604,801

Nevada(a) – 0.2%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,603,830

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
New Jersey – 0.1%
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
$ 1,250,000	4.000%	12/01/19	$1,264,200

New York(a) – 0.5%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,098,000
1,055,000	5.008	06/01/22	1,126,846

New York State Urban Development Corp. Revenue Bonds Series B
1,950,000	3.350	03/15/26	2,003,878

			5,228,724

Oregon – 0.2%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(a)
495,000	4.220	06/30/30	515,201

Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,352,150

			1,867,351

Pennsylvania(a) – 0.3%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,695,880

Washington(a) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	2,021,600

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $59,632,834)			$65,342,863

Foreign Debt Obligation – 0.0%
Sovereign – 0.0%
Ontario Province of Canada
$ 245,000	1.650%	09/27/19	$244,128
(Cost $236,971)

U.S. Government Agency Obligations – 0.8%
FFCB
$ 2,860,000	5.190%	04/22/21	$3,017,150

FHLB
2,650,000	7.125	02/15/30	3,713,180

New Valley Generation III
357,138	5.131	01/15/21	367,782

New Valley Generation V
768,326	4.929	01/15/21	787,006

Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,537,285

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,086,836)			$9,422,403

Shares	Dividend Rate	Value

Investment Company – 1.6%
State Street Institutional US Government Money Market Fund — Premier Class
17,510,038	2.425%	$17,510,038
(cost $7,510,038)

TOTAL INVESTMENTS – 99.6%
(Cost $1,088,951,181)		$1,106,722,505

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		4,552,398

NET ASSETS – 100.0%		$1,111,274,903

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(c)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2019.

(d)	All or portion represents a forward commitment.

(e)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(f)	Actual maturity date is September 15, 2115.

(g)	Rate shown is that which was in effect on April 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(h)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2019. Maturity date disclosed is the ultimate maturity.

(i)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
AG	—Aktiengesellschaft (German Corporation)
AMT	—Alternative Minimum Tax
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
NA	—National Association
PLC	—Public Limited Company
Q-SBLF	—Qualified School Bond Loan Fund
REMIC	—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.	19

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2019 (Unaudited)

PORTFOLIO COMPOSITION

	AS OF 4/30/19	AS OF 10/31/18

Corporate Obligations	40.6%	40.6%
Collateralized Mortgage Obligations	20.3	19.5
Asset-Backed Securities	17.8	17.3
U.S. Treasury Obligations	7.6	9.1
Municipal Bond Obligations	5.9	5.4
Federal Agencies	2.6	2.4
Commercial Mortgage Obligations	2.4	3.6
Investment Company	1.6	0.4
U.S. Government Agency Obligations	0.8	0.9
Repurchase Agreement	—	0.9

TOTAL INVESTMENTS	99.6%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

20	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

April 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 48.8%
Collateralized Mortgage Obligations – 34.4%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)(b)
$ 47,646	4.553%	04/25/35	$48,162

Banc of America Funding Corp. Series 2004-A, Class 1A3(a)(b)
5,430	4.746	09/20/34	5,576

Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)(b)
151,084	4.650	11/25/33	152,563

Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)(b)
51,819	4.836	11/25/34	51,174

Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class A1(a)(b)
33,960	4.469	09/25/34	34,354

Fannie Mae Grantor Trust Series 2011-T2
728,480	2.500	08/25/51	689,860

FHLMC REMIC PAC Series 159, Class H
1,263	4.500	09/15/21	1,264

FHLMC REMIC PAC Series 2022, Class PE
14,074	6.500	01/15/28	15,303

FHLMC REMIC PAC Series 2109, Class PE
30,417	6.000	12/15/28	33,349

FHLMC REMIC PAC Series 23, Class PK
59,982	6.000	11/25/23	63,183

FHLMC REMIC Series 3816, Class HA
1,465,187	3.500	11/15/25	1,505,920

FHLMC REMIC Series 4467, Class DA
680,330	3.000	11/15/41	681,176

FHLMC REMIC Series 4640, Class LD
728,460	4.000	09/15/43	752,188

FHLMC REMIC Series 4713, Class DV(c)(d)
569,022	3.500	11/15/28	585,548

FHLMC REMIC Series 4776, Class C
806,317	4.500	03/15/43	829,425

FHLMC REMIC Series 4879, Class A
750,000	4.000	10/15/46	771,680

FNMA REMIC PAC Series 1992-129, Class L
17,294	6.000	07/25/22	17,942

FNMA REMIC PAC Series 1992-89, Class MA(e)
3,087	0.000	06/25/22	2,973

FNMA REMIC Series 1991-137, Class H
7,673	7.000	10/25/21	7,852

FNMA REMIC Series 1993-182, Class FA(a)
(10Y US Treasury Index rate — 0.650%)
3,558	1.970	09/25/23	3,551

FNMA REMIC Series 2003-117, Class KB
476,847	6.000	12/25/33	532,894

FNMA REMIC Series 2003-14, Class AP
48,794	4.000	03/25/33	49,749

FNMA REMIC Series 2011-146, Class NB
714,574	4.000	09/25/41	739,477

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 2012-100, Class WA
$ 774,558	1.500%	09/25/27	$743,364

FNMA REMIC Series 2012-110, Class CA
674,393	3.000	10/25/42	669,755

FNMA REMIC Series 2012-118, Class EB
789,893	1.500	11/25/27	767,401

FNMA REMIC Series 2013-112, Class G
645,903	2.125	07/25/40	637,437

FNMA REMIC Series 2014-3, Class BA
585,007	3.000	09/25/37	586,795

FNMA REMIC Series 2015-15, Class CA
1,060,778	3.500	04/25/35	1,084,653

FNMA REMIC Series 2015-19, Class CA
755,887	3.500	01/25/43	772,674

FNMA REMIC Series 2015-2, Class PA
582,858	2.250	03/25/44	573,609

FNMA REMIC Series 2016-104, Class BA
595,795	3.000	01/25/47	599,381

FNMA REMIC Series 2016-53, Class BV
814,904	3.500	11/25/27	835,919

FNMA REMIC Series 2016-96, Class A
651,165	1.750	12/25/46	621,621

FNMA REMIC Series 2017-7, Class JA
592,797	2.000	02/25/47	569,864

FNMA REMIC Series 2019-10, Class PT
718,407	3.500	03/25/49	735,079

GNMA REMIC Series 2009-65, Class AF
68,083	4.000	07/20/39	69,520

GNMA REMIC Series 2010-115, Class QJ
59,716	3.500	11/20/38	59,740

GNMA REMIC Series 2010-14, Class PA(c)
35,952	3.000	02/20/40	35,651

GNMA REMIC Series 2010-89, Class GL(c)
180,739	4.000	05/20/39	183,090

GNMA REMIC Series 2012-13, Class EG
1,590,853	2.000	10/20/40	1,570,079

GNMA REMIC Series 2013-188, Class LE
1,187,020	2.500	11/16/43	1,153,526

GNMA REMIC Series 2015-94, Class AT
482,351	2.250	07/16/45	468,915

GNMA REMIC Series 2019-21, Class MA(c)
985,986	3.500	09/20/47	1,004,322

GSR Mortgage Loan Trust Series 2003-6F, Class A1
17,657	3.000	09/25/32	17,624

GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
(1M USD LIBOR + 0.440%)
145,004	2.926	05/25/35	142,741

GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)(b)
433,696	4.403	01/25/36	435,550

Impac CMB Trust Series 2003-2F, Class A(f)
178,535	5.730	01/25/33	184,900

The accompanying notes are an integral part of these financial statements.	21

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Impac CMB Trust Series 2003-8, Class 2A1(a)
(1M USD LIBOR + 0.900%)
$ 17,288	3.386%	10/25/33	$17,209

Impac CMB Trust Series 2004-7, Class 1A1(a)
(1M USD LIBOR + 0.740%)
65,388	3.226	11/25/34	65,380

Impac CMB Trust Series 2005-2, Class 2A2(a)
(1M USD LIBOR + 0.800%)
65,908	3.286	04/25/35	63,418

Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
(1M USD LIBOR + 0.350%)
594,409	2.836	05/25/36	587,936

IndyMac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)(b)
48,811	4.662	10/25/34	48,009

Lehman XS Trust Series 2005-7N, Class 1A1A(a)
(1M USD LIBOR + 0.540%)
125,690	3.026	12/25/35	122,799

Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)(b)
77,306	4.835	04/21/34	79,784

Master Alternative Loans Trust Series 2004-9, Class A6(f)
5,330	5.643	08/25/34	5,459

MortgageIT Trust Series 2005-1, Class 1A1(a)
(1M USD LIBOR + 0.640%)
546,127	3.126	02/25/35	546,227

MortgageIT Trust Series 2005-1, Class 1A2(a)
(1M USD LIBOR + 0.780%)
469,749	3.266	02/25/35	469,035

Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)(b)
21,111	4.703	09/25/34	21,148

Securitized Asset Sales, Inc. Series 1993-7, Class TA6
3,290	6.250	12/25/23	3,300

Sequoia Mortgage Trust Series 10, Class 1A(a)
(1M USD LIBOR + 0.800%)
33,891	3.288	10/20/27	33,109

Sequoia Mortgage Trust Series 2003-2, Class A1(a)
(1M USD LIBOR + 0.660%)
53,392	3.148	06/20/33	53,817

Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)(b)
227,144	4.506	10/25/33	231,200

Vendee Mortgage Trust Series 1996-2, Class 1Z
62,184	6.750	06/15/26	68,252

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $23,970,051)			$24,514,455

Commercial Mortgage Obligations – 2.1%
GNMA REMIC Series 2010-141, Class B
$ 637,264	2.717%	02/16/44	$632,776

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
GNMA REMIC Series 2014-47, Class BC
$ 889,495	3.574%	06/16/45	$905,609

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $1,528,668)			$1,538,385

Federal Agencies – 12.3%
FHLMC
$ 9,194	6.000%	10/01/23	$9,959
24,977	5.000	05/01/27	26,348
354,137	2.500	04/01/28	350,663
(12M USD LIBOR + 1.581%)
634,081	2.632 (a)	07/01/46	635,317
(12M USD LIBOR + 1.600%)
555,006	2.774 (a)	07/01/45	554,911

FNMA
143	5.500	06/01/20	143
787,359	3.000	11/01/26	794,464
662,197	3.000	12/01/26	668,158
700,311	3.500	12/01/27	716,538
583,420	2.500	03/01/28	581,636
1,156,394	2.500	05/01/28	1,152,861
437,974	2.500	01/01/30	433,399
5,150	7.000	11/01/31	5,275
813,706	2.500	02/01/32	801,180
654,580	5.000	02/01/32	689,825
123,126	6.000	07/01/33	133,427
597,453	3.500	08/01/35	608,485
(12M USD LIBOR + 1.586%)
533,124	2.620(a)	12/01/45	535,103
(12M USD LIBOR + 1.740%)
43,502	4.615(a)	10/01/34	44,553

GNMA(a)
(1Y US Treasury Yield Curve rate + 1.500%)
103	4.125	11/20/24	106
(1Y US Treasury Yield Curve rate + 1.500%)
196	4.125	12/20/24	197
(1Y US Treasury Yield Curve rate + 1.500%)
4,871	3.625	04/20/26	4,897
(1Y US Treasury Yield Curve rate + 1.500%)
3,174	3.750	08/20/26	3,207
(1Y US Treasury Yield Curve rate + 1.500%)
5,419	3.375	01/20/28	5,591

			8,756,243

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $34,396,679)			$34,809,083

U.S. Government Agency Obligations – 33.0%
FFCB(c)
$1,000,000	1.170%	01/13/20	$991,750
1,000,000	1.400	04/13/20	989,615
1,000,000	1.420	06/29/20	989,354
1,000,000	1.350	09/21/20	986,456

22	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Government Agency Obligations – (continued)
FHLB
$1,000,000	4.125%		12/13/19	$1,010,073
1,000,000	2.000	(c)	09/06/22	988,625
600,000	3.000		12/09/22	613,901

FHLMC
1,000,000	1.250		10/02/19	994,940
1,000,000	1.500		01/17/20	993,685
1,000,000	1.875	(c)	11/27/20	990,956
900,000	2.000	(c)	12/18/20	894,003
750,000	1.750	(c)	03/26/21	741,593
525,000	1.550	(c)(f)	06/28/22	523,419
1,000,000	2.250	(c)(f)	11/30/22	998,202
500,000	3.100	(c)	06/29/23	503,426
1,000,000	2.000	(c)(f)	06/14/27	992,225

FNMA
500,000	2.500		02/05/24	503,415
1,000,000	1.150	(c)	05/24/19	999,139
2,500,000	1.750		11/26/19	2,490,146
1,000,000	1.500		06/22/20	989,806
1,000,000	1.750	(c)	11/20/20	990,659
500,000	1.250		05/06/21	490,009
1,000,000	1.400	(c)	08/25/21	980,057
900,000	2.075	(c)	02/28/22	891,249
500,000	2.000		10/05/22	495,253
500,000	2.550	(c)	01/30/23	500,030

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $23,753,573)				$23,531,986

U.S. Treasury Obligations – 14.4%
United States Treasury Inflation Indexed Bonds
$1,519,388	1.375%		01/15/20	$1,530,843
1,079,250	0.125		04/15/20	1,073,727
1,091,213	0.125		04/15/22	1,080,651

United States Treasury Notes
750,000	2.000		04/30/24	739,658

United States Treasury Notes
1,000,000	1.125		12/31/19	991,172
600,000	1.375		02/29/20	594,821
750,000	2.500		05/31/20	750,908
1,000,000	1.625		06/30/20	991,406
500,000	2.250		03/31/21	499,707
2,000,000	2.250		07/31/21	1,999,375

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,208,936)				$10,252,268

Asset-Backed Securities(a) – 3.7%
Home Equity – 2.4%
Argent Securities, Inc. Series 2004-W5, Class AV3B
(1M USD LIBOR + 0.900%)
$1,047,536	3.386%		04/25/34	$1,046,822

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Home Equity – (continued)
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
(1M USD LIBOR + 1.080%)
$ 301,327	3.566%	03/25/33	$294,721

Terwin Mortgage Trust Series 2004-7HE, Class A3(g)
(1M USD LIBOR + 0.700%)
238,525	3.886	07/25/34	238,308

Terwin Mortgage Trust Series 2004-9HE, Class A1(g)
(1M USD LIBOR + 0.400%)
111,394	3.286	09/25/34	109,655

			1,689,506

Other – 1.3%
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
(1M USD LIBOR + 0.900%)
231,718	3.386	11/25/34	232,334

Towd Point Mortgage Trust Series 2016-3, Class A1(b)(g)
691,255	2.250	04/25/56	680,942

			913,276

TOTAL ASSET-BACKED SECURITIES
(Cost $2,283,553)			$2,602,782

Shares	Dividend Rate		Value

Investment Company – 0.5%
State Street Institutional US Government Money Market Fund — Premier Class
360,759	2.425%		$360,759
(Cost $360,759)

TOTAL INVESTMENTS – 100.4%
(Cost $71,003,500)			$71,556,878

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(270,455)

NET ASSETS – 100.0%			$71,286,423

The accompanying notes are an integral part of these financial statements.	23

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2019 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2019.

(b)	Rate shown is that which was in effect on April 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	All or portion represents a forward commitment.

(e)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(f)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2019. Maturity date disclosed is the ultimate maturity.

(g)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

Investment Abbreviations:
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

	AS OF 4/30/19	AS OF 10/31/18

Mortgage-Backed Obligations	36.5%	26.3%
U.S. Government Agency Obligations	33.0	41.7
U.S. Treasury Obligations	14.4	17.7
Federal Agencies	12.3	10.9
Asset-Backed Securities	3.7	3.8
Investment Company	0.5	—
Repurchase Agreement	—	0.3

TOTAL INVESTMENTS	100.4%	100.7%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

24	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 98.6%
Alaska – 1.3%
Alaska State Housing Finance Corp. Revenue Bonds (Refunding) Series A (AA+/Aa2)(a)
$ 1,000,000	5.000%		12/01/29	$1,194,940

Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (AA-/NR)
1,000,000	4.000		10/01/24	1,105,770
1,000,000	5.000		10/01/25	1,178,890
1,000,000	5.000	(a)	10/01/28	1,211,000

Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT)(AA-/NR)(a)
450,000	5.000		03/01/27	513,666

				5,204,266

Arizona – 2.2%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)(a)
700,000	4.700		01/01/21	712,992
750,000	4.750		01/01/22	763,965
1,000,000	5.000		01/01/25	1,020,130

Goodyear Community Facilities Utilities District No 1 GO Bonds (Refunding) Series 2016 (A-/A1)(a)
880,000	4.000		07/15/32	953,049

McAllister Academic Village LLC AZ Revenue Bonds (Arizona State University) (Refunding) Series 2016 (AA-/Aa3)(a)
1,000,000	5.000		07/01/27	1,208,530

Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,101,070
1,000,000	5.000		06/01/23	1,131,900

Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)(a)
350,000	5.000		07/01/19	351,900

Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,169,049

				8,412,585

Arkansas(a) – 1.8%
Arkansas State Development Finance Authority State Agency Facilities Revenue Bonds (Department of Community Correction Project) Series 2018 (AA-/NR)
980,000	4.000		11/01/31	1,096,698
1,095,000	4.000		11/01/34	1,199,978
1,000,000	4.000		11/01/35	1,091,400

Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)
500,000	5.000		10/01/31	609,695
1,000,000	5.000		10/01/32	1,213,990

National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)
645,000	4.000		03/01/30	707,449
635,000	4.000		03/01/32	686,765
500,000	4.000		03/01/36	529,480

				7,135,455

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
California(a) – 0.1%
University of California CA Revenue Bonds (Unrefunded-General) Series Q (AA/NR)
$ 235,000	5.250%		05/15/22	$235,750

Colorado – 2.8%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A+/NR)
215,000	4.500		03/01/20	219,741

Colorado Educational & Cultural Facilities Authority Revenue Bonds (Johnson & Wales University Project) Series B (A-/Baa1)
1,255,000	5.000		04/01/22	1,357,282

Colorado Health Facilities Authority Revenue Bonds (Variable-Health System) Series C (AA-/Aa3)(a)(b)(c)
3,000,000	2.400		12/01/45	3,000,000

Colorado Springs CO Utilities System Revenue Bonds (Variable System Improvement) Series A (AA/Aa2)(a)(b)(c)
4,900,000	2.300		11/01/41	4,900,000

Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College — Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000		11/01/31	497,453
850,000	4.000		11/01/32	935,765

				10,910,241

Connecticut – 1.2%
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Refunding Fairfield University) Series S (A-/A3)
1,000,000	5.000		07/01/28	1,220,620
1,000,000	5.000	(a)	07/01/29	1,216,450

Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/A1)(a)
845,000	3.250		11/15/24	867,299
1,255,000	3.750		11/15/27	1,302,527

				4,606,896

Florida – 1.6%
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500		07/01/21	52,188

Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000		06/01/24	804,888

Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)(a)
1,000,000	5.000		10/01/22	1,049,930

Miami-Dade County FL Aviation Revenue Bonds (Prerefunded-Miami International Airport) Series A-1 (NR/NR)(a)(d)
240,000	5.500		10/01/20	253,030

Miami-Dade County FL Aviation Revenue Bonds (Unrefunded-Miami International Airport) Series A-1 (A/A2)(a)
760,000	5.500		10/01/25	803,138

The accompanying notes are an integral part of these financial statements.	25

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Florida – (continued)
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)(a)
$ 685,000	5.250%	04/01/21	$729,922

Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)(a)
500,000	5.000	07/01/24	546,660

Tallahassee FL Health Facilities Revenue Bonds (Tallahassee Memorial Healthcare, Inc. Project) Series A (NR/Baa1)
260,000	5.000	12/01/19	264,430
330,000	5.000	12/01/20	344,985

Tampa FL Health System Revenue Bonds Series A (NR/Aa3)(a)(d)
1,300,000	5.250	05/15/20	1,348,698

			6,197,869

Georgia – 2.9%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NPFG) (NR/Baa2)
15,000	6.100	10/01/19	15,276

Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (NR/Aa2)
55,000	5.500	08/01/23	58,965

Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000	03/15/26	1,176,310

Macon GA Water Authority Revenue Bonds (Refunding & Improvement) Series B (AA/Aa1)(a)(b)(c)
5,000,000	2.340	10/01/38	5,000,000

Private Colleges & Universities Authority GA Revenue Bonds (Emory University) Series B-1 (AA/Aa2)(a)(b)(c)
5,000,000	2.320	09/01/35	5,000,000

			11,250,551

Illinois – 12.4%
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds — Direct Payment to Issuer) Series B (Assured Guaranty) (AA/A3)(a)
300,000	6.400	12/01/28	306,486

Cook County IL School District No. 111 Burbank GO Bonds (Refunding) Series 2018 (A+/NR)(a)
1,500,000	4.000	12/01/37	1,554,510

Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
1,460,000	4.000	12/01/34	1,560,083

Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000	12/15/25	1,278,505

Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300	01/01/24	506,760

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA-/NR)(a)
$ 400,000	5.000%		02/01/23	$421,288

Du Page & Cook County Community School District No. 181 GO Bonds (School Building) Series 2017 (AAA/Aaa)(a)
2,220,000	4.000		01/15/30	2,461,847

Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000		12/30/22	5,023,100

Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000		01/01/24	553,442
550,000	3.000		01/01/25	578,419
1,140,000	5.000		01/01/26	1,347,571
525,000	5.000	(a)	01/01/28	626,010

Hoffman Estates IL GO Bonds (Taxable-Refunding) Series A (AA+/Aa3)(a)
1,200,000	4.200		12/01/25	1,264,812

Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa2)(a)
470,000	4.850		01/01/26	479,344

Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) (ETM) Series 2011 (NR/NR)
440,000	4.500		12/01/20	458,775

Illinois Finance Authority Revenue Bonds (Refunding-OSF Healthcare System) Series A (A/A2)(a)
1,000,000	4.000		11/15/33	1,035,420

Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (NR/NR)(a)(d)
1,210,000	5.500		02/15/20	1,246,494

Illinois State Finance Authority Revenue Bonds (Refunding-University of Chicago) Series C (AA-/Aa2)(a)(b)(c)
5,000,000	2.380		07/01/39	5,000,000

Illinois State Finance Authority Revenue Bonds Series 2007 (JP Morgan Chase Bank SPA) (AA+/Aa2)(a)(b)(c)
5,000,000	2.300		08/15/42	5,000,000

Illinois State Finance Authority Revenue Bonds Subseries C-1 (JP Morgan Chase Bank SPA) (AA/Aa3)(a)(b)(c)
2,500,000	2.150		11/01/38	2,500,000

Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000		11/01/23	1,128,110

Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)(a)
2,450,000	4.000		01/01/33	2,644,897

Peoria IL GO Bonds (Refunding) Series B (AA-/A2)
1,205,000	5.000		01/01/24	1,347,419

Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)(a)
750,000	4.750		10/01/32	787,252

Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000		12/15/34	541,456
515,000	4.000		12/15/35	562,792
535,000	4.000		12/15/36	582,882

26	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a) – (continued)
$ 555,000	4.000%	12/15/37	$602,175
580,000	4.000	12/15/38	628,030
600,000	4.000	12/15/39	647,964
Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
845,000	4.000	12/01/23	905,612
685,000	4.000	12/01/24	742,766
735,000	4.000	12/01/25	805,317

Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa2)
765,000	5.000	12/30/25	895,417
905,000	5.000	12/30/28	1,106,308
960,000	5.000	12/30/29	1,183,795

			48,315,058

Indiana – 7.0%
Carmel IN Local Public Improvement Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,810,000	4.000	01/15/34	1,966,963

Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,000,000	4.000	01/15/35	1,083,620

Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000	07/15/23	2,613,704
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000	07/15/28	909,947

Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/A2)(a)
675,000	6.050	02/01/23	702,169

Greater Clark IN Building Corp. Revenue bonds (1st Mortgage) Series 2018 (AA+/NR)(a)
1,000,000	4.000	07/15/32	1,099,920

Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000	02/01/25	607,743
425,000	5.000	02/01/27	477,526
700,000	5.000	02/01/28	785,631
600,000	5.000	02/01/29	672,072

Indiana Finance Authority Revenue Bonds (Variable-Ascension Health) Series E4 (AA+/Aa2)(a)(b)(c)
4,000,000	2.380	11/15/36	4,000,000

Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000	02/01/28	899,206

Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)(a)
530,000	5.310	04/01/25	537,632

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
$ 1,000,000	5.000%	07/15/24	$1,147,030

Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000	01/15/26	1,112,320

Southmont IN School Building Corp. Revenue Bonds (First Mortgage) Series 2017 (AA+/NR)(a)
1,320,000	5.000	07/15/32	1,552,637

St. Joseph County IN Economic Development Revenue Bonds (Refunding Saint Marys College) Series 2017 (A-/NR)
1,500,000	5.000	04/01/27	1,784,190

Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)(a)
900,000	4.500	09/01/32	926,289

Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
625,000	5.000	07/15/30	745,581
500,000	5.000	07/15/31	592,840
500,000	5.000	07/15/32	590,440
500,000	5.000	07/15/33	588,685

Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (A/NR)(a)
750,000	5.000	07/15/31	856,890

Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (A/NR)(a)
1,000,000	5.000	01/15/31	1,143,550

			27,396,585

Iowa(a)(b)(c) – 0.3%
Iowa State Finance Authority Single Family Revenue Bonds Series B (GNMA/FNMA/FHLMC) (AAA/Aaa)
1,000,000	2.370	07/01/47	1,000,000

Kansas(a) – 2.0%
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa2)
700,000	4.000	09/01/33	758,478
700,000	4.000	09/01/34	755,797

Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)
1,500,000	4.000	07/01/36	1,585,725

Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)
1,015,000	5.000	09/01/30	1,176,486
910,000	5.000	09/01/34	1,045,008

Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/Aa3)
1,000,000	5.000	09/01/30	1,202,280
1,000,000	5.000	09/01/31	1,191,910

			7,715,684

The accompanying notes are an integral part of these financial statements.	27

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kentucky – 3.1%
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
$ 1,000,000	5.000%		08/01/26	$1,155,110

Kentucky State Higher Education Student Loan Corp. (Senior Lien) Series A (AMT) (A/NR)(a)
80,000	3.750		06/01/26	81,044

Kentucky State Municipal Power Agency System Revenue Bonds (Refunding) Series A (NPFG) (A-/Baa1)(a)
1,345,000	5.000		09/01/28	1,552,802

Kentucky State Property & Building Commission Revenue Bonds (Project No. 112) Series B (A-/A1)(a)
400,000	5.000		11/01/27	472,680

Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/A1)
1,000,000	5.000		05/01/26	1,171,290
750,000	5.000	(a)	05/01/28	889,320
915,000	5.000	(a)	05/01/29	1,078,886

Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series D (NR/A1)
750,000	5.000		05/01/27	891,345

Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
545,000	5.000		06/01/20	564,168
595,000	5.000		06/01/21	632,771
590,000	5.000		06/01/22	644,416
610,000	5.000		06/01/23	683,535
690,000	5.000		06/01/24	789,746

Owensboro KY GO Bonds Series A (NR/A2)(a)
1,200,000	5.000		05/01/25	1,335,588

				11,942,701

Louisiana – 4.1%
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
510,000	3.000		03/01/24	534,169
530,000	4.000		03/01/25	586,699
550,000	4.000		03/01/26	615,164
570,000	4.000		03/01/27	643,604
450,000	4.000	(a)	03/01/28	503,460

Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (NR/A2)(a)(d)
5,000,000	5.500		10/01/20	5,271,450
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (NR/Aaa)(a)(d)
3,715,000	5.250		10/01/21	4,039,394

Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (NR/A3)(a)
800,000	5.000		05/15/30	909,968

Louisiana State GO Bonds Series A (AA-/Aa3)(a)
1,655,000	4.000		04/01/35	1,788,062

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Louisiana – (continued)
St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
$ 980,000	4.000%		03/01/28	$1,100,148

				15,992,118

Maine – 2.0%
Maine State Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)(a)
2,485,000	4.000		10/01/32	2,742,894

Maine State Health & Higher Educational Facilities Authority Revenue Bonds (Refunding) Series B (NR/A1)(a)
1,000,000	4.000		07/01/33	1,075,350

Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (A+/A1)(a)
1,000,000	5.000		07/01/35	1,174,230

Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
1,000,000	5.000		07/01/24	1,066,380

Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (BBB+/Baa1)
500,000	5.000		01/01/22	538,725
145,000	5.000		01/01/23	159,974
470,000	5.000		01/01/24	528,872
215,000	5.000	(a)	01/01/34	242,079
330,000	5.000	(a)	01/01/35	370,692

				7,899,196

Massachusetts – 0.6%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)(a)
435,000	5.100		01/01/25	442,360

Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)(a)
540,000	4.250		07/01/22	557,307

Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA/Aa2)
310,000	2.500		12/01/20	311,128
300,000	2.700		06/01/21	302,274
305,000	3.050		06/01/22	311,463
315,000	3.250		06/01/23	325,414

				2,249,946

Michigan – 8.5%
City of Romulus MI GO Bonds Series B (AA/NR)(a)
1,060,000	5.000		11/01/33	1,226,325

Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA/NR)
730,000	5.000		05/01/24	838,098

Flushing Michigan Community School District GO Bonds (School Building & Site) Series 2018 (Q-SBLF) (NR/Aa1)(a)
475,000	5.000		05/01/36	549,984
480,000	5.000		05/01/37	553,555
510,000	5.000		05/01/38	586,709

28	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
$ 445,000	5.000%		07/01/30	$529,915
495,000	5.000		07/01/32	579,373

Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000		07/01/31	447,431

Grand Valley MI State University Revenue Bonds (Refunding) Series A (A+/A1)(a)
1,500,000	4.000		12/01/29	1,644,330
1,375,000	4.000		12/01/30	1,496,206

Jenison MI Public Schools GO Bonds (Refunding) Series 2017 (NR/Aa3)
1,110,000	4.000		05/01/23	1,207,724

Kalamazoo MI Public Schools GO Bonds Series 2018 (NR/Aa3)(a)
2,370,000	4.000		05/01/31	2,640,085

Kenowa Hills MI Public School GO Bonds (School Building & Site) Series II (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		11/01/30	1,127,050

Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)
750,000	5.000		05/01/26	877,095

Michigan State Building Authority Revenue Bonds (Refunding) Series I (AA-/Aa2)(a)
1,300,000	4.000		10/15/36	1,392,768

Michigan State Finance Authority Limited Obligation Revenue Bonds (Refunding) (Kalamazoo College Project) Series 2018 (NR/A1)(a)
1,590,000	4.000		12/01/36	1,705,959

Michigan State Finance Authority Revenue Bonds (Refunding-Hospital Trinity Health Credit Group) Series A (AA-/Aa3)(a)
1,000,000	4.000		12/01/36	1,079,580

Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (AA/NR)
690,000	4.500		10/01/19	697,176

Michigan State Housing Development Authority Revenue Bond Series B (AA+/Aa2)(a)
1,750,000	3.000		06/01/29	1,791,615

Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	495,875
1,000,000	2.866		10/01/25	991,210

Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
400,000	2.150		04/01/25	399,420
470,000	2.550	(a)	04/01/28	466,080
410,000	2.600	(a)	10/01/28	407,794

Michigan State University Revenue Bonds Series A (SPA — Royal Bank of Canada) (AA/Aa2)(a)(b)(c)
5,000,000	2.130		08/15/30	5,000,000

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (Q-SBLF) (AA/NR)(a)
$ 1,000,000	4.000%	05/01/24	$1,082,820

Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000	05/01/28	836,603

Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000	04/01/25	721,716
Wayne County MI State University Revenue Bonds (Prerefunded-Refunding-General) Series A (A+/Aa3)(a)
875,000	5.000	11/15/24	889,201

Wayne County MI State University Revenue Bonds (Prerefunded-Refunding-General) Series A (NR/NR)(a)(d)
795,000	5.000	11/15/19	809,326

			33,071,023

Minnesota – 0.1%
Minnesota State Municipal Power Agency Electric Revenue Bonds(Refunding) Series 2014 (NR/A1)
500,000	4.000	10/01/21	526,875

Mississippi(a) – 1.7%
Alcorn State University Educational Building Corp. (Refunding-Facilities) (Re-Financing Project) Series 2016 (NR/Aa2)
1,560,000	4.000	09/01/33	1,663,865

Mississippi State Development Bank Special Obligation (Pearl Public School District) Series 2016 (NR/Aa3)
600,000	4.000	04/01/34	643,482
660,000	4.000	04/01/35	706,140

Mississippi State Development Bank Special Obligation (Vicksburg Warren School District) Series 2018 (A+/NR)
490,000	5.250	03/01/34	584,418
810,000	5.250	03/01/36	956,829

Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/Aa3)
300,000	5.000	11/01/29	361,161
400,000	5.000	11/01/30	477,812
500,000	5.000	11/01/31	593,965
400,000	5.000	11/01/32	472,932

			6,460,604

Missouri – 0.8%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa2)(a)(d)
500,000	5.000	04/01/22	548,505

Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(a)
1,500,000	5.000	10/01/37	1,707,300

Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems) Series 2011 (A/NR)
1,010,000	4.250	02/15/21	1,021,918

			3,277,723

The accompanying notes are an integral part of these financial statements.	29

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Nebraska – 0.8%
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Health Facilities-Children’s Hospital Obligation Group) Series 2017 (NR/A1)(a)
$ 1,000,000	5.000%		11/15/34	$1,165,710

Nebraska Public Power Generation Agency Revenue Bonds (Refunding) (Whelan Energy Center Unit 2) Series A (NR/A2)
1,750,000	5.000		01/01/23	1,938,563

Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)(a)
35,000	3.000		05/15/46	32,580

				3,136,853

Nevada(a) – 2.6%
Clark County NV GO Bonds (Refunding lasVegas Convention & Visitors Authority) Series C (AA+/Aa1)
3,000,000	3.000		07/01/35	3,000,390

Las Vegas NV Convention & Visitors Authority Revenue Bonds (Refunding) Series B (A+/Aa3)
3,055,000	4.000		07/01/34	3,295,734

Washoe County NV School District GO Bonds Series C (AGM) (AA/A1)
3,750,000	3.000		10/01/36	3,707,175

				10,003,299

New Jersey – 3.6%
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	795,592
500,000	4.000		06/15/27	566,855
500,000	4.000	(a)	06/15/28	566,160
760,000	4.000	(a)	06/15/29	854,856

New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
785,000	3.150		06/15/25	810,960

New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aaa)(a)
890,000	4.750		12/01/23	905,344

Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa2)
65,000	5.750		02/15/21	67,890

Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
1,575,000	5.000		11/01/20	1,639,323
1,830,000	5.000		11/01/22	1,999,183

Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA-/NR)
1,470,000	4.000		12/01/22	1,583,352
1,530,000	4.000		12/01/23	1,675,993
690,000	4.000		12/01/26	788,711
705,000	4.000		12/01/27	811,596
730,000	4.000	(a)	12/01/28	833,521

				13,899,336

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
New Mexico(a) – 0.8%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)
$ 845,000	4.000%		06/01/29	$935,939
500,000	4.000		06/01/30	550,630
1,000,000	4.000		06/01/32	1,085,460
500,000	4.000		06/01/33	541,285

				3,113,314

New York(a) – 1.5%
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)
500,000	5.000		06/01/29	564,080

New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)
250,000	3.800		11/01/37	253,498

New York City Water & Sewer System Revenue Bonds (Second Generation) Series CC (AA+/Aa1)(b)(c)
5,000,000	2.300		06/15/41	5,000,000

				5,817,578

North Carolina – 1.1%
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)(a)
1,235,000	3.200		01/01/29	1,290,476

North Carolina State Medical Care Commission Revenue Bonds (Refunding-NC Baptist Hospital) (A/A2)(a)
1,190,000	5.000		06/01/22	1,231,174

Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	2.000		06/01/20	200,574
420,000	3.000		06/01/21	428,047
330,000	4.000		06/01/22	349,998
350,000	4.000		06/01/23	377,230
480,000	4.000	(a)	06/01/25	516,821

				4,394,320

Ohio – 7.0%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A+/NR)(a)
885,000	4.000		12/01/29	962,225
960,000	4.000		12/01/31	1,029,859

Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)(a)
660,000	3.000		12/01/19	659,980

Akron OH GO Bonds (Refunding) (AA-/NR)(a)
545,000	5.000		12/01/26	631,862

Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)(a)
1,060,000	4.000		12/01/34	1,134,762
950,000	4.000		12/01/36	1,010,420

Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/A1)
765,000	5.000		10/01/27	927,471
1,115,000	5.000	(a)	10/01/28	1,345,515

30	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
$ 630,000	4.000%		12/01/26	$691,331
650,000	4.000		12/01/27	710,489
665,000	4.000		12/01/28	725,016
500,000	4.000		12/01/29	543,230

Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa2)(a)
725,000	4.000		12/01/34	797,717
2,245,000	4.000		12/01/36	2,453,336
2,170,000	4.000		12/01/37	2,363,738

Middletown OH GO Bonds (Refunding-Various Purpose) Series 2017 (NR/A1)
1,095,000	4.000		12/01/25	1,228,787
1,045,000	5.000		12/01/27	1,283,856

Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (BBB+/A3)(a)
1,000,000	5.000		05/01/27	1,143,310
1,000,000	5.000		05/01/28	1,140,910
750,000	5.000		05/01/29	852,547

Ohio State Water Development Authority Water Pollution Control Revenue Bonds (Loan Fund) Series A (AAA/Aaa)(a)(b)(c)
5,000,000	2.440		12/01/36	5,000,000

University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A1)(a)
700,000	4.000		06/01/36	748,923

				27,385,284

Oklahoma – 1.8%
Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,518,021
1,795,000	4.000	(a)	12/01/30	2,003,723

McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Purcell Public Schools Project) Series 2018 (A/NR)(a)
1,000,000	5.000		09/01/31	1,210,590

Oklahoma State Capitol Improvement Authority Facility Revenue Bonds (Department of Correction) Series D (AA-/NR)(a)
2,000,000	4.000		07/01/38	2,163,060

				6,895,394

Pennsylvania – 6.6%
Butler County PA Hospital Authority Revenue Bonds (Refunding) Series 2015 (NR/Baa1)
500,000	5.000		07/01/25	576,095
450,000	5.000	(a)	07/01/26	515,453
490,000	5.000	(a)	07/01/27	560,001

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
$ 1,000,000	5.000%		11/15/26	$1,185,290

Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
1,025,000	5.000		10/01/19	1,036,049
1,250,000	5.250	(a)	10/01/31	1,291,175

Delaware Valley PA Regional Financial Authority Revenue Bonds Series A (CNTY-GTD) (A+/A1)
2,100,000	5.000		09/01/33	2,627,604

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Refunding-Subordinated) Series B (NR/A3)(a)
1,500,000	5.000		06/01/29	1,742,835

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/A1)(a)
3,000,000	5.000		12/01/35	3,588,480

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A+/A1)(a)
500,000	5.000		12/01/26	580,055

Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000		09/01/36	1,092,660

Scranton PA School District GO Bonds (Refunding) Series E (AA/A2)(a)
1,000,000	5.000		12/01/32	1,162,720

Southcentral PA General Authority Revenue Bond (AICUP Financing Program-York College Of Pennsylvania Project) Series PP4 (A-/NR)(a)
915,000	5.000		11/01/31	1,066,561

State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)(a)
1,065,000	5.000		05/01/29	1,220,831

Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (CNTY-GTD) (AA-/NR)
550,000	4.000		07/01/25	612,326
520,000	4.000		07/01/27	590,611
400,000	5.000	(a)	07/01/28	483,132
500,000	4.000	(a)	07/01/33	535,425

Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,148,990
2,205,000	4.000	(a)	11/01/29	2,331,567

York PA GO Bonds (Refunding) Series A (A-/NR)
1,640,000	5.000		11/15/26	1,917,914

				25,865,774

The accompanying notes are an integral part of these financial statements.	31

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Rhode Island – 2.7%
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)(a)
$ 1,600,000	5.000%		11/01/30	$1,931,776
1,685,000	5.000		11/01/31	2,017,366
760,000	4.000		11/01/32	822,069
980,000	4.000		11/01/33	1,057,175

Rhode Island State & Providence Plantations Lease Certificates of Participation (Refunding) (School Deafening Project) Series D (AA-/Aa3)(a)
1,000,000	5.000		04/01/29	1,192,990

Rhode Island State & Providence Plantations Lease Certificates of Participation (Uri Energy Conservation Project) Series A (AA-/Aa3)(a)
825,000	4.000		11/01/32	899,498

Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000		06/01/21	1,009,499

Rhode Island State Health & Educational Building Corp. Public School Revenue Bonds Series G (AGM) (AA/Aa3)(a)
1,195,000	5.000		05/15/33	1,405,714

Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (GNMA) (NR/Aa2)(a)
265,000	3.500		04/01/22	273,379

				10,609,466

South Carolina – 0.6%
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,140,230

Scago Educational Facilities Corp. for Colleton School District Revenue Bonds (Refunding) (A-/A3)(a)
1,000,000	5.000		12/01/26	1,159,160

				2,299,390

South Dakota – 0.8%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
735,000	2.700		05/01/25	757,697

South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
750,000	5.000		09/01/23	847,808
825,000	5.000		09/01/24	952,223
605,000	5.000		09/01/25	711,232

				3,268,960

Tennessee – 1.5%
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/Baa1)
500,000	5.000		07/01/28	603,430
600,000	5.000	(a)	07/01/29	723,828
500,000	5.000	(a)	07/01/30	597,660

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Tennessee – (continued)
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
$ 2,785,000	3.375%	04/01/26	$2,902,861

Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)(a)
585,000	3.500	07/01/27	594,670

Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
365,000	4.050	01/01/38	379,049

			5,801,498

Texas – 5.9%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000	08/15/30	1,124,290
1,000,000	4.000	08/15/31	1,115,890

Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (PSF-GTD) (AAA/NR)
725,000	5.000	08/15/25	849,664

Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
540,000	4.000	12/01/30	592,817
485,000	4.000	12/01/32	526,865

Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (AA/Aa2)(a)
745,000	4.000	08/01/32	810,150
500,000	4.000	08/01/33	542,060

Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa3)(a)
930,000	5.000	09/01/27	1,093,299
980,000	5.000	09/01/28	1,148,266

Clifton TX Higher Education Finance Corp. Revenue Bond (Refunding-Idea Public Schools) Series 2017 (PSF-GTD) (AAA/NR)(a)
2,500,000	4.000	08/15/28	2,830,125

El Paso County TX Community College District Revenue Bonds Series 2016 (AGM) (AA/NR)(a)
2,000,000	4.000	04/01/31	2,181,940

El Paso Independent School District Public Facility Corp. Lease Revenue Bonds Series 2018 (NR/Aa3)(a)
425,000	4.000	02/15/37	454,070

El Paso Independent School District Public Facility Corp. Lease Revenue Bonds Series 2018 (NR/Aa3)(a)
815,000	4.000	02/15/36	875,856

Houston County TX GO Bonds (Certificates of Obligation) (A/NR)(a)
235,000	5.000	02/15/20	235,679

Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
300,000	5.000	02/15/25	353,550

32	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
$ 1,000,000	4.000%	08/15/26	$1,105,790

Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(a)(d)
5,000	5.625	05/15/19	5,007
Texas State GO Bonds Series D (SPA — Federal Home Loan Bank) (NR/Aaa)(a)(b)(c)
3,000,000	2.150	06/01/45	3,000,000

Texas State Revenue Notes Series 2018 (SP-1+/MIG1)
1,500,000	4.000	08/29/19	1,510,890

Wichita Falls TX GO Bonds Series A (AA/Aa2)(a)
880,000	4.000	09/01/31	971,731
870,000	4.000	09/01/32	953,303
750,000	4.000	09/01/33	817,508

			23,098,750

Utah(a) – 0.5%
Ogden City School District Municipal Building Authority Lease Revenue Bonds Series 2018 (NR/A1)
1,280,000	5.000	01/15/32	1,528,960

Salt Lake City UT Airport Revenue Bonds Series B (A+/A2)
500,000	5.000	07/01/34	593,470

			2,122,430

Vermont – 0.4%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000	12/15/20	1,043,790

Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AMT) (AA/NR)
410,000	4.000	06/15/20	418,872

			1,462,662

Washington – 2.1%
Chelan County Public Utility District No 1 Revenue Bonds (Variable Refunding) Series B (AA+/Aa3)(a)(b)(c)
3,000,000	2.300	07/01/32	3,000,000

Grays Harbor County WA Public Utility District No. 1 Revenue Bonds (Refunding) Series A (A/A1)(a)
250,000	4.000	01/01/40	260,983

Seattle WA Municipal Light & Power Revenue Bonds (Refunding) Series C-2 (AA/Aa2)(b)(c)
1,435,000	2.450	11/01/19	1,434,483

Washington State GO Bonds (Built America) Series D (AA+/Aa1)(a)
1,485,000	4.586	08/01/21	1,552,270

Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (BBB+/Baa1)(a)
500,000	6.000	10/01/23	501,830

Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)(a)
495,000	5.000	08/15/27	583,630

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Washington – (continued)
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (AA-/Aa3)(a)
$ 150,000	5.000%	10/01/30	$183,209

Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)(a)
775,000	3.450	12/01/30	805,736

			8,322,141

West Virginia(a) – 0.6%
West Virginia State Higher Education Policy Commission Revenue Bonds (Refunding Community & Technical College Capital Improvement) Series 2017 (AAA/A1)
2,065,000	5.000	07/01/30	2,475,832

Wisconsin(a) – 1.2%
Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)
520,000	4.000	03/01/30	579,784
765,000	4.000	03/01/31	843,910
540,000	4.000	03/01/32	593,428

Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawai Pacific Health Obligated Group) Series A (NR/A1)
1,440,000	4.082	07/01/29	1,500,091

Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,072,660

			4,589,873

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $373,590,951)			$384,363,280

Shares	Dividend Rate	Value

Investment Company – 5.6%
State Street Institutional US Government Money Market Fund — Premier Class
21,854,053	2.425%	$21,854,053
(cost $21,854,053)

TOTAL INVESTMENTS – 104.2%
(Cost $395,445,004)		$406,217,333

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.2)%		(16,377,758)

NET ASSETS – 100.0%		$389,839,575

The accompanying notes are an integral part of these financial statements.	33

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2019 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2019.

(c)	Rate shown is that which was in effect on April 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Bond Loan Fund
SPA	—Stand-by Purchase Agreement
WR	—Withdrawn Rating

PORTFOLIO COMPOSITION

	AS OF 04/30/19	AS OF 10/31/18

General Obligation	28.5%	27.9%
Education	15.2	12.2
Lease	13.7	13.5
Hospital	12.7	12.2
Limited Tax	7.1	9.1
Investment Company	5.6	—
Water/Sewer	5.1	4.1
Power	3.8	3.4
Transportation	3.6	6.1
Prerefunded/Escrow to Maturity	3.6	4.3
Single Family Housing	2.1	2.5
Multi Family Housing	1.5	1.5
Student	0.9	1.1
Repurchase Agreement	—	1.0
Not For Profit	0.6	0.7
Crossover	0.2	0.2
Treasuries	—	0.6

TOTAL INVESTMENTS	104.2%	100.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

34	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 97.8%
Arizona(a) – 0.3%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$1,000,000	5.000%		01/01/25	$1,020,130

California – 1.6%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (AA-/Baa2)(b)
2,000,000	0.000		07/01/27	1,652,000

California State Department of Veterans Affairs Home Purchase Revenue Bonds (Refunding) Series B (AA/Aa3)(a)
2,000,000	3.250		12/01/36	2,012,140

Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (A+/Baa2)(b)
2,400,000	0.000		08/01/29	1,833,096

				5,497,236

Connecticut – 0.9%
Hamden CT GO Bonds Series B (A/NR)
575,000	5.250		08/15/21	615,256
575,000	5.250		08/15/22	632,305
575,000	5.250	(a)	08/15/26	671,853
575,000	5.250	(a)	08/15/29	660,635
575,000	5.250	(a)	08/15/31	653,257

				3,233,306

Florida(a) – 0.6%
Orange County FL Tourist Development Tax Revenue Bonds Series A (AA-/Aa2)
2,000,000	4.000		10/01/33	2,175,660

Illinois – 2.2%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A2)(a)
2,500,000	3.250		05/15/39	2,326,225

Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa2)(a)
3,000,000	2.900		08/01/31	3,002,550

Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/Aa3)(a)
2,000,000	4.125		02/01/30	2,123,940

Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (NR/Baa2)(b)
95,000	0.000		11/01/19	94,231

				7,546,946

Indiana(a) – 1.3%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
2,000,000	4.000		01/15/35	2,167,240

Tri-Creek IN 2002 High School Building Corporation Revenue Bonds (Refunding) Series 2016 (AA+/NR)
2,000,000	4.000		07/15/34	2,145,720

				4,312,960

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas(a) – 0.4%
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)
$1,280,000	5.000%	08/01/44	$1,503,667

Maine(a) – 0.8%
Maine Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)
2,640,000	4.000	10/01/33	2,894,707

Michigan(a) – 2.4%
Michigan State Housing Development Authority Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,705,000	2.950	12/01/28	1,757,804

Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550	06/01/27	2,967,275
2,000,000	3.350	12/01/34	2,034,800

Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
1,400,000	3.000	10/01/32	1,399,734

			8,159,613

Missouri – 83.4%
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa2)(a)
1,000,000	5.000	10/01/33	1,102,120

Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA/A2)
2,000,000	5.250	07/01/20	2,080,960

Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)(a)
2,000,000	4.000	03/01/27	2,130,560

Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(a)
2,070,000	4.000	10/01/33	2,232,247
1,655,000	4.000	10/01/34	1,781,012

Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)(a)
750,000	5.000	06/01/26	816,585

Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
900,000	4.000	03/01/31	1,012,518
750,000	4.000	03/01/37	820,208

Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	654,666

Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000	03/01/34	1,085,490
1,000,000	4.000	03/01/35	1,082,900
1,000,000	4.000	03/01/36	1,077,520

The accompanying notes are an integral part of these financial statements.	35

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Clay County MO Public School District No. 53 Liberty GO Bonds Series 2018 (AA/NR)(a)
$1,000,000	4.000%	03/01/33	$1,092,350
1,000,000	4.000	03/01/34	1,085,490

Clay County MO Public School District No. R-II GO Bonds (Refunding) Series A (AA+/NR)(a)
1,735,000	4.000	03/01/30	1,951,632

Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)(a)
810,000	5.200	12/01/23	822,539

Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000	10/01/42	517,755

Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000	12/01/24	1,504,412
1,215,000	5.000	12/01/25	1,437,175

Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(a)
1,150,000	4.000	03/01/32	1,268,922
1,200,000	4.000	03/01/33	1,316,568
625,000	4.000	03/01/34	682,713

Grain Valley MO Certificates of Participation (Refunding) (NR/NR)(a)
200,000	5.000	09/01/20	200,342

Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(a)
1,000,000	5.000	12/30/26	1,131,360

Greene County MO Certificates of Participation Series 2018 (NR/Aa3)(a)
1,130,000	5.000	09/01/36	1,348,101
1,000,000	5.000	09/01/37	1,190,700

Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/Aa2)(a)(c)
4,280,000	5.000	04/01/22	4,695,203

Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000	03/01/38	1,018,526

Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(a)
905,000	4.000	03/01/30	1,002,233
985,000	4.000	03/01/32	1,075,876

Greene County MO Special Obligation Revenue Bonds (Build America Bonds) Series A (NR/Aa3)
420,000	5.100	12/01/19	425,851

Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
500,000	5.625	03/01/25	512,605

Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(a)
3,225,000	5.000	10/01/37	3,670,695

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Hazelwood MO School District GO Bonds (Direct Deposit Program) (Refunding) Series A (AA+/NR)(a)
$2,000,000	4.000%		03/01/28	$2,256,740

Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,500,000	4.000		03/01/30	1,662,150

Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
600,000	3.000		04/01/22	615,504
875,000	3.000		04/01/23	902,396
500,000	3.000		04/01/24	519,265
960,000	3.000	(a)	04/01/26	992,870

Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NPFG) (NR/Aa3)(a)
500,000	5.000		12/01/20	501,355

Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
500,000	4.000		05/01/24	547,300
900,000	4.000		05/01/25	999,180
700,000	4.000	(a)	05/01/27	781,480
630,000	4.000	(a)	05/01/29	698,702
675,000	4.000	(a)	05/01/30	742,946

Jackson County MO Reorganized School District No. 7 GO Bonds (Refunding) (AA+/NR)(a)
840,000	4.000		03/01/28	962,430
580,000	4.000		03/01/30	653,306

Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	5.500		03/01/35	1,281,690
1,000,000	5.500		03/01/36	1,277,340

Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (A-/NR)(a)
475,000	3.000		04/15/28	481,170
575,000	3.250		04/15/30	583,602
550,000	3.300		04/15/31	557,299
700,000	3.375		04/15/32	709,359

Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/A1)(a)
1,000,000	5.000		12/01/25	1,157,810

Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/A1)(a)
1,345,000	4.000		12/01/26	1,501,302
1,455,000	4.000		12/01/28	1,603,468

Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)(a)
595,000	4.250		12/01/23	644,480

Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
920,000	3.850		12/01/20	950,857
500,000	4.350	(a)	12/01/23	531,495
820,000	4.500	(a)	12/01/24	869,626

36	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
$ 15,000	4.000%		03/01/30	$16,692

Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2018 (AA+/NR)(a)
1,525,000	4.000		03/01/29	1,740,315

Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (A/NR)(a)
1,000,000	5.500		02/15/31	1,050,450

Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A/NR)(a)
1,895,000	5.000		02/15/27	2,127,820

Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)(a)
5,425,000	4.500		02/01/24	5,836,378

Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)(a)
2,130,000	5.500		09/01/29	2,301,593

Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(a)
1,895,000	4.000		01/01/33	2,052,304

Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A1)(a)
760,000	5.000		09/01/31	767,874

Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A1)
1,000,000	5.000		09/01/27	1,215,070
1,000,000	5.000	(a)	09/01/31	1,181,160

Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)(a)
500,000	5.000		04/15/31	514,515

Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)(a)
500,000	6.050		09/01/30	503,460

Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000		02/15/20	1,909,755

Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
1,040,000	3.000		04/01/27	1,077,502

Maplewood Richmond Heights Mosch District GO Bonds (Refunding) Series 2019 (AA-/NR)(a)
940,000	4.000		03/01/28	1,068,244
1,055,000	4.000		03/01/29	1,191,728
500,000	4.000		03/01/30	559,760

Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series A (AAA/Aa1)(a)
485,000	5.000		05/01/42	525,240

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri Development Finance Board Annual Appropriation Revenue Bonds (Fulton State Hospital Project) Series 2014 (AA+/Aa1)
$1,000,000	5.000%		10/01/22	$1,110,880

Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000		12/01/20	1,050,430
3,750,000	2.260	(a)(d)	12/01/37	3,750,000

Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding) Series 2014 (A-/A3)
640,000	5.000		01/01/25	744,198

Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)(a)
3,115,000	5.000		01/01/31	3,495,933

Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(a)
400,000	4.000		04/01/28	420,376
425,000	5.000		04/01/31	459,706
475,000	5.000		04/01/32	513,456
500,000	5.000		04/01/33	540,135
500,000	5.000		04/01/34	539,620

Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)(a)
2,450,000	5.000		10/01/21	2,565,615

Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
1,825,000	3.000		10/01/26	1,852,886
635,000	2.000		04/01/27	628,504

Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000		04/01/28	880,600

Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)
735,000	3.000		01/01/20	741,806
595,000	5.000	(a)	01/01/30	684,066
775,000	5.000	(a)	01/01/31	888,855

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)(a)
5,000	5.000		01/01/22	5,014

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Funds Programs) Series A (NR/Aaa)(a)
90,000	5.500		01/01/23	90,286

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
545,000	4.000		10/01/19	549,796
400,000	3.500		10/01/21	412,756
1,850,000	5.250	(a)	10/01/41	1,989,305

The accompanying notes are an integral part of these financial statements.	37

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ascension Health Credit Group) Series C-2 (AA+/Aa2)(d)
$2,800,000	2.100%	11/15/39	$2,800,000

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500	06/01/28	1,566,389

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
670,000	5.000	09/01/33	780,007
800,000	5.000	09/01/38	916,568

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Webster University Project) Series 2017 (NR/Baa1)(a)
1,590,000	4.000	04/01/33	1,607,172
1,345,000	4.000	04/01/34	1,354,953
1,395,000	4.000	04/01/35	1,400,608

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(a)
2,400,000	5.000	10/01/26	2,700,072

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000	11/15/35	2,818,925

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
1,000,000	5.000	12/01/33	1,129,880

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A+/NR)(a)
2,270,000	5.000	12/01/25	2,439,909

Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
1,375,000	5.000	12/01/31	1,561,835

Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) Series 2009 (A+/NR)(a)
170,000	5.000	05/15/23	170,209

Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000	06/01/34	1,101,307
1,100,000	5.000	06/01/37	1,264,692

Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/Baa1)(a)(c)
4,000,000	5.000	04/01/21	4,251,360

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
$1,250,000	4.000%		05/15/33	$1,332,150

Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-The Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000		05/15/39	1,296,075

Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (NR/NR)(a)(c)
1,000,000	4.500		06/01/20	1,030,390
1,000,000	5.000		06/01/20	1,035,720

Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis College of Pharmacy) Series B (BBB/NR)(a)
500,000	5.000		05/01/30	540,965
1,410,000	5.000		05/01/40	1,493,246

Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis University) Series B (AA-/Aa1)(a)(d)
3,750,000	2.260		10/01/24	3,750,000

Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA/A1)
1,000,000	5.000		11/15/19	1,017,530

Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Ascension Health Senior Credit Group) Series C5-REMK (AA+/Aa2)(a)(d)
1,375,000	2.100		11/15/26	1,375,000

Missouri State Highway & Transportation Commission State Road Revenue (Federal Reimbursement State Road Bonds) Series A (AA+/Aa1)
2,865,000	5.000		05/01/19	2,865,000

Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)(a)
610,000	5.250		07/01/42	624,756

Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)(a)
500,000	4.375		07/01/30	514,085

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
1,505,000	3.550		11/01/30	1,570,302

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)
510,000	2.000		11/01/21	509,658
480,000	3.050	(a)	11/01/28	496,142
415,000	3.150	(a)	11/01/29	429,853
475,000	3.250	(a)	11/01/30	491,250

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
65,000	3.950		05/01/21	65,708

38	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (GNMA/FNMA/FHLMC) (AA+/NR)(a) – (continued)
$ 75,000	3.950%	11/01/21	$75,800

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
185,000	3.600	11/01/23	190,082
260,000	3.750	05/01/24	267,670
210,000	3.800	05/01/25	215,666

Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)(a)
2,835,000	4.000	04/01/26	3,002,974

Nodaway County MO Industrial Development Authority Educational Facilities Revenue Bonds (Variable-Northwest Foundation, Inc.) Series 2008 (AA-/NR)(a)(d)
3,240,000	2.310	11/01/28	3,240,000

Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)(a)
2,750,000	4.000	06/01/26	2,895,117
2,925,000	4.000	06/01/27	3,071,952
1,000,000	4.000	06/01/28	1,047,310

O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)(a)
1,135,000	4.000	11/01/22	1,201,511

OTC Public Building Corp. MO Build America Bonds Revenue Bonds Series 2010 (AGM) (AA/NR)(a)
1,000,000	6.400	03/01/30	1,028,470

Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000	09/01/44	549,295

Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(a)
1,000,000	4.000	03/01/30	1,066,080
1,000,000	4.000	03/01/34	1,052,410
1,500,000	4.000	03/01/35	1,573,590

Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(a)
1,000,000	4.000	04/01/23	1,061,550
550,000	4.000	04/01/28	585,002
800,000	4.000	04/01/29	847,704
1,475,000	4.000	04/01/30	1,569,297

Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150	07/01/27	230,555
410,000	3.450	07/01/32	416,749

Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (A-/A2)
2,135,000	5.500	07/01/28	2,738,415

Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)(a)
3,000,000	4.000	04/01/23	3,193,470

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
$1,300,000	4.000%		04/01/23	$1,383,837

Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)(a)(c)
1,000,000	4.000		04/01/21	1,045,050

Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000		03/01/38	580,549

Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,310,000	4.000		08/01/31	1,433,625

Springfield MO Special Obligation Revenue Bonds (Refunding) Series A (NR/Aa2)
925,000	2.000		05/01/21	932,428

Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,706,385
1,220,000	5.000	(a)	07/01/28	1,442,552

Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)(a)
1,400,000	5.000		07/01/30	1,636,530

Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)
1,335,000	2.000		05/01/21	1,344,665
1,000,000	4.000	(a)	05/01/26	1,074,370
1,405,000	4.000	(a)	05/01/27	1,505,921

Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000		04/01/22	1,394,825
1,340,000	5.000	(a)	04/01/23	1,466,335

St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA+/NR)(a)
1,000,000	4.000		12/01/31	1,080,850

St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)(a)
1,250,000	5.650		02/01/30	1,282,600

St. Charles MO Certificates of Participation Series 2012 (NR/A1)(a)
1,000,000	3.000		05/01/22	1,000,960

St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(a)
1,085,000	5.000		04/01/26	1,263,960

St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Variable-Heartland Refunding Medical Center) Series A-2009 (NR/Aa1)(a)(d)
3,400,000	2.260		11/15/43	3,400,000

The accompanying notes are an integral part of these financial statements.	39

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(a)
$1,000,000	4.000%		04/01/35	$1,081,140
2,000,000	4.000		04/01/36	2,148,560
2,515,000	4.000		04/01/37	2,690,949

St. Louis County MO Library District Certificates of Participation (AA/Aa2)(a)
1,855,000	4.000		04/01/25	1,989,896
1,930,000	4.000		04/01/26	2,070,851
2,010,000	4.000		04/01/27	2,155,022

St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000		03/01/32	1,088,520

St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
875,000	5.000		08/15/20	913,045

St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)(a)
1,735,000	4.000		04/01/26	1,834,259

St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A2)(a)
1,280,000	5.000		07/01/23	1,399,040

St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000		04/01/21	766,140
800,000	3.000		04/01/22	823,880
800,000	3.000	(a)	04/01/23	824,800

St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	3,221,729

St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000		04/15/25	1,531,754
1,390,000	5.000		04/15/26	1,640,506

St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000		02/15/24	1,133,060
2,595,000	4.000	(a)	02/15/35	2,746,211

St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
1,000,000	4.000		04/01/29	1,112,360
1,000,000	4.000		04/01/30	1,102,740

St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/Aa3)(a)
695,000	3.250		05/01/21	704,848

Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,725,000	4.000		03/01/33	1,858,463
1,840,000	4.000		03/01/34	1,969,941

Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A1)(a)
865,000	3.000		06/01/25	904,816

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)(a)
$ 765,000	4.000%		06/01/21	$782,557

University MO School District GO Bonds (Refunding) (Direct Deposit Program) Series 2017 (AA+/NR)
1,760,000	4.000		02/15/26	2,003,179

Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)
360,000	4.000		03/01/25	402,714
535,000	4.000		03/01/26	606,390
555,000	4.000		03/01/27	636,990
450,000	4.000	(a)	03/01/35	489,897
500,000	4.000	(a)	03/01/37	540,235
755,000	4.000	(a)	03/01/39	810,628

Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
500,000	4.000		03/01/32	567,770
890,000	4.000		03/01/33	1,002,736

Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/Aa3)
1,160,000	4.000		08/01/25	1,292,194
1,000,000	4.000	(a)	08/01/26	1,111,380

Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (AA+/Aa1)(a)(b)
2,000,000	0.000		03/01/26	1,694,960
2,095,000	0.000		03/01/27	1,705,330

Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2017 (AA+/Aa1)(a)
3,200,000	4.000		03/01/29	3,578,528

Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/Aa3)(a)
1,810,000	4.000		04/01/32	1,936,809
1,800,000	4.000		04/01/33	1,917,648
1,800,000	4.000		04/01/34	1,911,096

Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/Aa3)
565,000	5.000		04/01/24	647,394
990,000	4.000	(a)	04/01/25	1,084,832

Wright City MO Industrial Revenue Bonds (Variable-Watlow Process System, Inc.) Series 2002 (A+/NR)(a)(d)
460,000	2.450		04/01/32	460,000

				286,660,663

Nevada(a) – 0.6%
Clark County NV GO Bonds (Refunding lasVegas Convention & Visitors Authority) Series C (AA+/Aa1)
2,000,000	3.000		07/01/35	2,000,260

North Dakota(a) – 1.2%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa2)
2,310,000	2.600		07/01/28	2,333,423
1,675,000	3.150		01/01/36	1,678,987

				4,012,410

40	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio(a) – 0.7%
Ohio Housing Finance Agency RSDL Mortgage Revenue Bonds (Refunding) Series K (GNMA/FNMA/FHLMC) (NR/Aaa)
$2,235,000	3.200%	09/01/36	$2,250,131

Pennsylvania(a) – 0.3%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	1,045,710

Tennessee – 0.5%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
1,500,000	3.375	04/01/26	1,563,480

Wisconsin(a) – 0.6%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
2,000,000	4.000	11/15/34	2,145,320

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $326,529,251)			$336,022,199

Shares	Dividend Rate		Value

Investment Company – 1.5%
State Street Institutional US Government Money Market Fund — Premier Class
5,136,459	2.425%		$5,136,459
(Cost $5,136,459)

TOTAL INVESTMENTS – 99.3%
(Cost $331,665,710)			$341,158,658

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			2,372,237

NET ASSETS – 100.0%			$343,530,895

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Rate shown is that which was in effect on April 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
LLC	—Limited Liability Company
NPFG	—National Public Finance Guarantee
Non-ACE	—Non-Adjust Current Earnings
Non-AMT	—Non-Alternative Minimum Tax
NR	—Not Rated

PORTFOLIO COMPOSITION

	AS OF 04/30/19	AS OF 10/31/18

Lease	24.8%	25.0%
General Obligation	22.2	20.4
Education	11.9	11.6
Hospital	10.6	10.6
Limited Tax	7.0	7.3
Single Family Housing	6.5	6.3
Water/Sewer	3.7	3.6
Prerefunded/Escrow to Maturity	3.5	8.3
Transportation	3.0	2.1
Investment Company	1.5	—
Not For Profit	1.4	0.8
Crossover	1.2	1.2
Power	1.2	1.0
Multi Family Housing	0.7	0.7
Industrial Development Revenue/
Pollution Control Revenue	0.1	0.2
Repurchase Agreement	—	0.3

TOTAL INVESTMENTS	99.3%	99.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	41

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 97.5%
Alabama(a) – 1.2%
City of Jasper AL GO Bonds (Warrants) Series 2017 (NR/A2)
$ 745,000	4.000%	05/01/29	$824,201

Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
1,000,000	4.000	12/01/35	1,059,020

			1,883,221

Arizona(a) – 0.3%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
450,000	5.000	01/01/25	459,058

California(b) – 1.7%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (AA-/Baa2)
670,000	0.000	07/01/27	553,420

San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000	08/01/24	2,046,431

			2,599,851

Illinois – 1.4%
Illinois State Housing Development Authority Revenue Bonds (Homeowner Mortgage) Subseries A-1 (GNMA/FNMA/FHLMC) (AA/Aa2)(a)
1,000,000	3.500	08/01/31	1,035,840

Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)(a)
1,000,000	4.000	01/01/33	1,079,550

Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (NR/Baa2)(b)
30,000	0.000	11/01/19	29,757

			2,145,147

Indiana(a) – 0.3%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
440,000	4.000	01/15/35	476,793

Kansas – 83.2%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)(c)
3,425,000	5.000	12/01/22	3,824,835

Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000	10/01/27	885,248

Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000	09/01/23	1,013,373

Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000	09/01/30	1,115,670
500,000	4.000	09/01/31	552,510

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding — Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
$1,315,000	5.000%		09/01/26	$1,574,397
1,305,000	4.000	(a)	09/01/28	1,471,453

Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,154,750

City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
600,000	4.000		12/01/29	670,182
650,000	4.000		12/01/30	719,719

City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (AA-/NR)(a)(c)
595,000	4.150		12/01/19	603,520

City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	753,931
740,000	4.000	(a)	09/01/28	832,589

City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)(a)
2,000,000	5.000		11/15/29	2,179,720

City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
655,000	4.000		10/01/19	661,092

City of Topeka KS Combined Utility Revenue Bonds (Build America Bonds) (PMT-Recovery Zone Economic Development) Series 2010 (NR/Aa3)(a)
250,000	5.250		08/01/40	254,870

County of Shawnee KS Certificates of Participation First Responders Communications Projects Series 2012 (NR/Aa2)(a)(c)
1,145,000	4.000		09/01/20	1,181,777

Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,597,771
1,000,000	5.000		08/01/44	1,174,740

Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000		09/01/20	1,869,904

Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (NR/NR)(a)
1,530,000	4.000		09/01/30	1,680,047

Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)
1,720,000	5.000		09/01/32	1,993,411
750,000	5.000		09/01/40	862,245

Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	1,105,890

Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
380,000	4.000		12/01/26	420,953
310,000	5.000		12/01/37	358,264

42	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Geary County KS Unified School District No. 475 (Taxable) Series C (NR/Aa2)(a)
$ 865,000	3.661%		09/01/32	$877,491

Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/Aa3)(a)
1,000,000	4.000		09/01/32	1,099,670

Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	5.000		09/01/26	1,209,360
1,000,000	3.500	(a)	09/01/30	1,061,360

Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/Aa3)(a)
1,000,000	4.000		09/01/33	1,087,180

Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
1,000,000	4.000		09/01/23	1,067,720

Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
500,000	4.000		09/01/20	515,995

Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)(a)
945,000	4.000		10/01/23	955,074

Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000		10/01/22	2,651,313

Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000		10/01/36	1,608,150

Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)(a)
500,000	5.000		09/01/27	537,415

Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000		09/01/31	1,104,110

Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000		09/01/29	1,123,040

Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding & Improvement) Series B (NR/Aaa)(a)
630,000	4.000		10/01/30	704,756

Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)
1,000,000	4.000		10/01/35	1,084,120

Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)(a)
825,000	5.500		09/01/36	890,480

Junction City KS GO Bonds (Refunding) Series A (A+/NR)(a)
600,000	5.000		09/01/33	637,998
600,000	5.000		09/01/34	637,716

Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)(a)
1,500,000	5.000		11/15/32	1,624,425

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas Development Finance Authority Revenue Bonds (Prerefunded-Sister Leavenworth) Series A (NR/NR)(a)(c)
$2,900,000	5.250%	01/01/20	$2,968,179

Kansas Development Finance Authority Revenue Bonds (Unrefunded-Sister Leavenworth) Series A (AA-/Aa3)(a)
440,000	5.250	01/01/25	450,023

Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)(a)
525,000	3.000	06/01/23	531,174

Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)(a)
1,000,000	5.000	06/01/24	1,063,900
790,000	5.250	06/01/42	842,914

Kansas Power Pool Electric Utility Revenue Bonds (Dogwood Energy Facilities) Series A (NR/A3)
500,000	5.000	12/01/19	509,105

Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
1,250,000	5.000	09/01/29	1,471,112
1,110,000	5.000	09/01/34	1,290,941

Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/WR)(a)(c)
750,000	5.000	05/15/19	750,907

Kansas State Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail Healthcare) Series F (NR/A2)(a)
1,465,000	5.000	11/15/23	1,490,286

Kansas State Development Finance Authority Hospital Revenue Bonds (Prefunded — Adventist Health System/Sunbelt) Series C (NR/NR)(a)(c)
20,000	5.500	11/15/19	20,397

Kansas State Development Finance Authority Hospital Revenue Bonds (Unrefunded — Adventist Health System/Sunbelt) Series C (AA/Aa2)(a)
980,000	5.500	11/15/23	999,727

Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (A+/A1)(a)
2,000,000	3.500	06/01/23	2,018,900

Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)(a)
1,000,000	5.000	11/15/26	1,016,720

Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (A+/Aa3)(a)
1,500,000	5.000	11/01/20	1,525,380
2,000,000	5.000	11/01/27	2,032,140

Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series E-1 (A+/Aa3)(a)
700,000	5.000	11/01/22	732,816

Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000	03/01/31	2,141,420

The accompanying notes are an integral part of these financial statements.	43

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)
$1,000,000	5.000%	04/01/30	$1,104,860

Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)(a)
1,335,000	4.000	07/01/37	1,405,061

Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
1,165,000	4.000	09/01/31	1,278,902
500,000	4.000	09/01/38	538,390

Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)(a)(c)
1,415,000	5.250	09/01/19	1,432,107

Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)(a)
500,000	4.000	09/01/26	532,155

Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000	09/01/27	1,609,720
1,180,000	3.000	09/01/28	1,215,907

Overland Park KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,070,000	3.000	09/01/19	1,075,072

Pratt County KS Public Building Commission Revenue Bonds (AA-/NR)
300,000	5.000	12/01/19	305,778
400,000	5.000	12/01/20	419,660

Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)
1,930,000	4.000	09/01/26	2,050,278

Riley County KS Unified School District No. 383 GO Bonds (Prerefunded-Refunding) Series 2016 (NR/NR)(a)(c)
170,000	3.000	09/01/26	183,221

Riley County KS Unified School District No. 383 GO Bonds (Unrerefunded-Refunding) Series 2016 (NR/Aa2)(a)
1,830,000	3.000	09/01/30	1,884,003

Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)
920,000	5.000	09/01/28	1,074,505
965,000	5.000	09/01/29	1,123,540

Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000	10/01/30	1,152,110
1,000,000	4.000	10/01/31	1,148,380

Sedgwick County KS Unified School District No. 261 GO Bonds (Unrefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(a)
25,000	5.000	11/01/32	25,071

Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A1)(a)
985,000	3.000	11/01/32	995,904

Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
800,000	4.000	09/01/25	881,784
1,500,000	4.000	09/01/26	1,645,845

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)(c)
$1,425,000	5.000%	09/01/24	$1,662,861

Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000	10/01/29	1,453,348

Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)(c)
1,000,000	5.000	09/01/22	1,108,790

Shawnee County KS Certificates of Participation (Refunding) Series B (NR/Aa2)
845,000	3.000	09/01/20	859,044

Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000	09/01/30	528,058
1,000,000	4.000	09/01/31	1,081,820
1,065,000	5.000	09/01/32	1,239,745

Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
435,000	3.000	09/01/22	452,435
450,000	3.000	09/01/23	471,402
490,000	3.000	09/01/25	520,797

Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
600,000	4.000	09/01/29	680,574
650,000	4.000	09/01/30	731,445

Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
2,000,000	0.000	09/01/23	1,823,700

Topeka KS Combined Utility Revenue Bonds Series A (NR/Aa3)(a)
545,000	4.000	08/01/27	617,801

Topeka KS GO Notes (Temprary Notes-Renewable & Improvement) Series A (NR/NR)
850,000	5.000	10/01/19	861,866

Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NPFG) (A+/Baa2)(a)
1,000,000	5.000	06/01/23	1,022,720

Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NPFG) (A+/Baa2)(a)
300,000	5.000	06/01/23	306,816
475,000	5.000	06/01/24	485,792

Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
435,000	3.000	07/01/20	441,886
460,000	3.000	07/01/22	477,567

Wichita KS Airport Authority Airport Facilities Revenue Bonds (Flightsafety International) Series A (NR/Aa2)(a)(d)(e)
2,000,000	2.320	11/01/31	2,000,000

44	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa1)
$ 590,000	5.000%	12/01/25	$693,911

Wichita KS GO Bonds Series B (AMT) (AA+/Aa1)(a)
940,000	4.000	12/01/42	991,446

Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/NR)(a)
1,000,000	5.000	09/01/32	1,186,260

Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000	10/01/26	461,231

Wichita KS Water & Sewer Utility Revenue Bonds Series A (AA-/NR)(a)
1,560,000	4.000	10/01/29	1,774,250

Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Public Utilities) Series A (A+/A2)(a)
525,000	5.000	09/01/28	576,109

Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A+/A2)
800,000	5.000	09/01/19	808,720

Wyandotte County Kansas City Ksunif Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A+/A2)(a)
1,000,000	5.000	09/01/26	1,147,110
1,000,000	4.250	09/01/39	1,057,790

Wyandotte County KS School District No. 204 GO Bonds Series A (NR/Aa3)(a)
1,000,000	3.000	09/01/37	985,190

Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,448,822

Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
1,400,000	5.000	09/01/20	1,460,312

			127,348,146

Louisiana(a)(c) – 0.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (NR/A2)
500,000	5.500	10/01/20	527,145

Massachusetts(a) – 0.1%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
105,000	5.300	01/01/30	106,846

Michigan(a) – 1.1%
Michigan State Housing Development Authority, SF Mortgage Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,665,000	2.900	06/01/28	1,715,716

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Nevada(a) – 0.7%
Clark County NV GO Bonds (Refunding lasVegas Convention & Visitors Authority) Series C (AA+/Aa1)
$1,000,000	3.000%	07/01/35	$1,000,130

New Jersey – 0.7%
Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
1,000,000	5.000	11/01/23	1,116,700

Ohio(a) – 1.5%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	1,048,420

Hamilton County OH Sales Tax Revenue Bonds (Refunding) Series A (NR/A1)
1,200,000	5.000	12/01/24	1,296,432

			2,344,852

Pennsylvania(a) – 0.4%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	632,655

Tennessee – 0.4%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
500,000	3.375	04/01/26	521,160

Texas(a) – 1.5%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)
1,000,000	4.000	08/15/32	1,110,790

Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (NR/Aa2)
1,090,000	4.000	08/01/35	1,172,251

			2,283,041

Utah(a) – 1.4%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	682,945
1,000,000	3.000	04/01/35	1,006,540

Utah State Building Ownership Authority Lease Revenue Bonds (State Facilities Master Lease Program) Series 2016 (AA+/Aa1)
500,000	3.000	05/15/34	503,760

			2,193,245

Washington(a)(c) – 0.5%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (NR/A2)
750,000	5.250	07/01/20	780,982

The accompanying notes are an integral part of these financial statements.	45

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Wisconsin(a) – 0.7%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
$1,000,000	4.000%	11/15/34	$1,072,660

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $144,677,368)			$149,207,348

Shares	Dividend Rate		Value

Investment Company – 1.7%
State Street Institutional US Government Money Market Fund — Premier Class
2,615,151	2.425%		$2,615,151
(Cost $2,615,151)

TOTAL INVESTMENTS – 99.2%
(Cost $147,292,519)			$151,822,499

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			1,294,817

NET ASSETS – 100.0%			$153,117,316

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2019.

(e)	Rate shown is that which was in effect on April 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
AMT	—Alternative Minimum Tax
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
WR	—Withdrawn Rating

PORTFOLIO COMPOSITION

	AS OF 04/30/19	AS OF 10/31/18

General Obligation	42.9%	40.1%
Lease	15.7	15.4
Prerefunded/Escrow to Maturity	9.8	12.9
Hospital	7.9	8.3
Water/Sewer	5.3	6
Education	5.0	5.1
Power	3.6	1.7
Transportation	3.1	3.2
Limited Tax	1.9	1.9
Single Family Housing	1.8	1.7
Investment Company	1.7	—
Crossover	0.4	0.4
Student	0.1	0.1
Treasuries	—	2.9
Repurchase Agreement	—	0.2

TOTAL INVESTMENTS	99.2%	99.9%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

46	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2019 (Unaudited)

	Growth Fund	Value Fund
Assets:
Investments at value (identified cost $106,729,254 and $220,199,739, respectively)	$152,791,829	$251,901,405
Receivables:
Fund shares sold	156,495	454,725
Dividends	14,467	417,585
Other	1,709	3,165

Total Assets	152,964,500	252,776,880

Liabilities:
Payables:
Fund shares redeemed	35,343	144,841
Advisory fees	48,914	80,444
Deferred trustee fees	48,803	64,596
Administrative fees	17,731	29,854
Accrued expenses	42,808	85,565

Total Liabilities	193,599	405,300

Net Assets:
Paid-in capital	102,163,018	213,179,147
Total distributable earnings	50,607,883	39,192,433

Net Assets	$152,770,901	$252,371,580

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	4,299,191	8,297,185
Net asset value (net assets/shares outstanding)	$35.53	$30.42

The accompanying notes are an integral part of these financial statements.	47

COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

April 30, 2019 (Unaudited)

	MidCap Growth Fund	Bond Fund
Assets:
Investments at value (identified cost $152,143,396 and $1,088,951,181, respectively)	$195,407,148	$1,106,722,505
Cash	—	24,027
Receivables:
Interest and dividends	33,193	7,124,158
Investments sold	—	1,605,144
Fund shares sold	468,543	1,394,065
Other	2,258	15,322

Total Assets	195,911,142	1,116,885,221

Liabilities:
Payables:
Dividends	—	2,326,286
Investments purchased on an extended settlement basis	—	1,650,000
Fund shares redeemed	86,173	694,248
Advisory fees	77,579	334,169
Deferred trustee fees	35,547	318,982
Administrative fees	22,498	131,845
Accrued expenses	43,343	154,788

Total Liabilities	265,140	5,610,318

Net Assets:
Paid-in capital	147,837,855	1,100,459,804
Total distributable earnings	47,808,147	10,815,099

Net Assets	$195,646,002	$1,111,274,903

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	4,602,634	56,315,325
Net asset value (net assets/shares outstanding)	$42.51	$19.73

48	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

April 30, 2019 (Unaudited)

	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund
Assets:
Investments at value (identified cost $71,003,500 and $395,445,004, respectively)	$71,556,878	$406,217,333
Receivables:
Interest and dividends	280,247	4,169,875
Investments sold	2,252,085	—
Fund shares sold	1,005	492,949
Reimbursement from Adviser	24,933	—
Other	1,052	5,088

Total Assets	74,116,200	410,885,245

Liabilities:
Payables:
Investments purchased	—	20,007,510
Investments purchased on an extended settlement basis	585,847	—
Dividends	90,307	704,286
Fund shares redeemed	2,020,397	20,061
Advisory fees	29,975	107,847
Deferred trustee fees	47,482	97,774
Administrative fees	8,693	45,866
Accrued expenses	47,076	62,326

Total Liabilities	2,829,777	21,045,670

Net Assets:
Paid-in capital	76,121,794	378,698,165
Total distributable earnings (loss)	(4,835,371)	11,141,410

Net Assets	$71,286,423	$389,839,575

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	4,201,960	19,795,085
Net asset value (net assets/shares outstanding)	$16.97	$19.69

The accompanying notes are an integral part of these financial statements.	49

COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

April 30, 2019 (Unaudited)

	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund
Assets:
Investments at value (identified cost $331,665,710 and $147,292,519, respectively)	$341,158,658	$151,822,499
Receivables:
Interest and dividends	2,865,853	1,468,562
Fund shares sold	517,730	245,101
Reimbursement from Adviser	—	9,602
Other	4,888	2,025

Total Assets	344,547,129	153,547,789

Liabilities:
Payables:
Dividends	578,863	266,618
Fund shares redeemed	113,885	1,674
Advisory fees	98,531	56,078
Deferred trustee fees	108,785	41,371
Administrative fees	40,463	18,125
Accrued expenses	75,707	46,607

Total Liabilities	1,016,234	430,473

Net Assets:
Paid-in capital	337,599,322	148,829,412
Total distributable earnings	5,931,573	4,287,904

Net Assets	$343,530,895	$153,117,316

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	17,584,856	7,872,276
Net asset value (net assets/shares outstanding)	$19.54	$19.45

50	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2019 (Unaudited)

	Growth Fund	Value Fund
Investment Income:
Dividends	$889,524	$3,857,204
Interest	3,461	4,998

Total Investment Income	892,985	3,862,202

Expenses:
Advisory fees	260,938	343,504
Administration fees	94,590	166,027
Custody, accounting and administrative services	38,449	42,288
Transfer Agent fees	36,456	79,322
Professional fees	17,740	22,269
Registration fees	12,971	14,608
Shareholder servicing fees	8,630	122,034
Trustee fees	5,596	9,329
Printing and mailing fees	3,655	8,913
Other	9,071	12,088

Total Expenses	488,096	820,382
Less — expense reductions	—	(18,872)

Net Expenses	488,096	801,510

Net Investment Income	$404,889	$3,060,692

Realized and unrealized gain (loss)
Net realized gain	4,189,037	7,400,687
Net change in unrealized gain	13,745,009	10,995,933

Net realized and unrealized gain	17,934,046	18,396,620

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,338,935	$21,457,312

The accompanying notes are an integral part of these financial statements.	51

COMMERCE FUNDS

Statements of Operations (continued)

For the Six Months Ended April 30, 2019 (Unaudited)

	MidCap Growth Fund	Bond Fund
Investment Income:
Interest	$4,175	$20,030,009
Dividends	971,315	73,625

Total Investment Income	975,490	20,103,634

Expenses:
Advisory fees	414,134	1,991,615
Administration fees	120,099	781,235
Shareholder servicing fees	14,315	258,511
Custody, accounting and administrative services	38,918	111,795
Professional fees	19,056	76,919
Transfer Agent fees	28,283	48,942
Trustee fees	7,684	39,418
Printing and mailing fees	4,873	31,608
Registration fees	13,717	24,834
Other	10,205	37,542

Total Expenses	671,284	3,402,419

Net Investment Income	$304,206	$16,701,215

Realized and unrealized gain (loss)
Net realized gain	4,399,159	279,895
Net change in unrealized gain	21,416,754	38,614,884

Net realized and unrealized gain	25,815,913	38,894,779

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,120,119	$55,595,994

52	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Statements of Operations (continued)

For the Six Months Ended April 30, 2019 (Unaudited)

	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund
Investment Income:
Interest	$882,763	$5,400,891
Dividends	4,518	55,791

Total Investment Income	887,281	5,456,682

Expenses:
Advisory fees	175,028	637,967
Administration fees	50,758	269,355
Custody, accounting and administrative services	46,045	73,114
Shareholder servicing fees	18,996	7,688
Professional fees	15,182	30,562
Transfer Agent fees	14,648	17,511
Registration fees	12,416	17,243
Trustee fees	7,017	14,729
Printing and mailing fees	2,471	9,877
Other	7,665	16,167

Total Expenses	350,226	1,094,213
Less — expense reductions	(112,188)	—

Net Expenses	238,038	1,094,213

Net Investment Income	$649,243	$4,362,469

Realized and unrealized gain (loss)
Net realized loss	(131,700)	(60,418)
Net change in unrealized gain	1,143,482	15,485,068

Net realized and unrealized gain	1,011,782	15,424,650

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,661,025	$19,787,119

The accompanying notes are an integral part of these financial statements.	53

COMMERCE FUNDS

Statements of Operations (continued)

For the Six Months Ended April 30, 2019 (Unaudited)

	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund
Investment Income:
Interest	$5,084,118	$2,252,267
Dividends	16,325	6,741

Total Investment Income	5,100,443	2,259,008

Expenses:
Advisory fees	589,123	334,945
Administration fees	241,026	107,947
Custody, accounting and administrative services	66,479	47,279
Shareholder servicing fees	48,800	14,242
Professional fees	32,803	22,790
Transfer Agent fees	25,396	14,235
Registration fees	14,794	13,788
Trustee fees	12,965	5,337
Printing and mailing fees	9,430	4,054
Other	15,631	9,769

Total Expenses	1,056,447	574,386
Less — expense reductions	—	(53,263)

Net Expenses	1,056,447	521,123

Net Investment Income	$4,043,996	$1,737,885

Realized and unrealized gain (loss)
Net realized gain	271,916	110,156
Net change in unrealized gain	11,886,813	5,404,920

Net realized and unrealized gain	12,158,729	5,515,076

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,202,725	$7,252,961

54	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
From Operations:
Net investment income	$404,889	$822,328	$3,060,692	$5,995,713
Net realized gain	4,189,037	10,175,736	7,400,687	19,764,273
Net change in unrealized gain (loss)	13,745,009	537,567	10,995,933	(10,709,381)

Net increase in net assets resulting from operations	18,338,935	11,535,631	21,457,312	15,050,605

Distributions to Shareholders:

From distributable earnings	(10,962,638)	(6,575,305)	(22,791,506)	(30,012,642)

From Share Transactions:
Proceeds from sales of shares	31,534,109	20,191,185	50,548,327	37,893,508
Reinvestment of distributions	3,506,471	2,055,410	11,221,160	15,981,071
Cost of shares redeemed	(13,413,655)	(20,740,048)	(29,252,437)	(68,478,764)

Net increase (decrease) in net assets resulting from share transactions	21,626,925	1,506,547	32,517,050	(14,604,185)

TOTAL INCREASE (DECREASE)	29,003,222	6,466,873	31,182,856	(29,566,222)

Net Assets:
Beginning of period	123,767,679	117,300,806	221,188,724	250,754,946
End of period	$152,770,901	$123,767,679	$252,371,580	$221,188,724

The accompanying notes are an integral part of these financial statements.	55

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	MidCap Growth Fund		Bond Fund
	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
From Operations:
Net investment income	$304,206	$701,081	$16,701,215	$32,534,402
Net realized gain	4,399,159	14,485,824	279,895	1,608,401
Net change in unrealized gain (loss)	21,416,754	(5,015,150)	38,614,884	(53,608,161)

Net increase (decrease) in net assets resulting from operations	26,120,119	10,171,755	55,595,994	(19,465,358)

Distributions to Shareholders:

From distributable earnings	(15,147,302)	(10,351,268)	(17,549,881)	(35,191,863)

From Share Transactions:
Proceeds from sales of shares	33,586,851	28,200,978	109,593,097	225,636,108
Reinvestment of distributions	2,943,603	2,080,020	4,232,532	8,486,779
Cost of shares redeemed	(13,575,952)	(18,921,644)	(135,499,962)	(162,880,541)

Net increase (decrease) in net assets resulting from share transactions	22,954,502	11,359,354	(21,674,333)	71,242,346

TOTAL INCREASE	33,927,319	11,179,841	16,371,780	16,585,125

Net Assets:
Beginning of period	161,718,683	150,538,842	1,094,903,123	1,078,317,998
End of period	$195,646,002	$161,718,683	$1,111,274,903	$1,094,903,123

56	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
From Operations:
Net investment income	$649,243	$1,388,607	$4,362,469	$7,823,016
Net realized gain (loss)	(131,700)	(484,024)	(60,418)	471,403
Net change in unrealized gain (loss)	1,143,482	(1,335,108)	15,485,068	(12,992,777)

Net increase (decrease) in net assets resulting from operations	1,661,025	(430,525)	19,787,119	(4,698,358)

Distributions to Shareholders:

From distributable earnings	(698,564)	(1,559,449)	(4,814,673)	(8,343,609)

From Share Transactions:
Proceeds from sales of shares	12,886,555	16,994,231	43,782,876	75,177,523
Reinvestment of distributions	295,348	677,010	180,435	261,061
Cost of shares redeemed	(14,398,052)	(43,152,596)	(31,340,016)	(38,569,260)

Net increase (decrease) in net assets resulting from share transactions	(1,216,149)	(25,481,355)	12,623,295	36,869,324

TOTAL INCREASE (DECREASE)	(253,688)	(27,471,329)	27,595,741	23,827,357

Net Assets:
Beginning of period	71,540,111	99,011,440	362,243,834	338,416,477
End of period	$71,286,423	$71,540,111	$389,839,575	$362,243,834

The accompanying notes are an integral part of these financial statements.	57

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
From Operations:
Net investment income	$4,043,996	$8,427,510	$1,737,885	$3,159,648
Net realized gain	271,916	174,412	110,156	226,514
Net change in unrealized gain (loss)	11,886,813	(12,282,620)	5,404,920	(4,827,635)

Net increase (decrease) in net assets resulting from operations	16,202,725	(3,680,698)	7,252,961	(1,441,473)

Distributions to Shareholders:

From distributable earnings	(4,029,917)	(8,401,906)	(1,727,631)	(3,145,311)

From Share Transactions:
Proceeds from sales of shares	30,907,102	56,679,475	15,585,196	26,979,044
Reinvestment of distributions	500,316	1,104,145	137,746	283,506
Cost of shares redeemed	(39,850,145)	(50,191,431)	(15,626,246)	(15,735,787)

Net increase (decrease) in net assets resulting from share transactions	(8,442,727)	7,592,189	96,696	11,526,763

TOTAL INCREASE (DECREASE)	3,730,081	(4,490,415)	5,622,026	6,939,979

Net Assets:
Beginning of period	339,800,814	344,291,229	147,495,290	140,555,311
End of period	$343,530,895	$339,800,814	$153,117,316	$147,495,290

58	The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Growth Fund
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$34.61		$33.21	$27.83	$29.44	$34.95	$34.32
Net investment income(a)	0.10		0.23	0.24	0.28	0.23	0.22

Net realized and unrealized gain	3.90		3.04	6.77	1.26	2.37	5.09

Total from investment operations	4.00		3.27	7.01	1.54	2.60	5.31
Distributions to shareholders from net investment income	(0.22)		(0.23)	(0.24)	(0.21)	(0.25)	(0.19)

Distributions to shareholders from net realized gains	(2.86)		(1.64)	(1.39)	(2.94)	(7.86)	(4.49)

Total distributions	(3.08)		(1.87)	(1.63)	(3.15)	(8.11)	(4.68)

Net asset value, end of period	$35.53		$34.61	$33.21	$27.83	$29.44	$34.95

Total return(b)	13.06%		10.23%	26.67%	5.64%	8.51%	17.42%
Net assets, end of period (in 000s)	$152,771		$123,768	$117,301	$88,227	$75,447	$75,497
Ratio of net expenses to average net assets	0.75	%(c)	0.76%	0.78%	0.82%	1.04%	1.08%
Ratio of total expenses to average net assets	0.75	%(c)	0.76%	0.78%	0.82%	1.04%	1.08%
Ratio of net investment income to average net assets	0.62	%(c)	0.67%	0.81%	1.01%	0.79%	0.68%

Portfolio turnover rate	18%		45%	34%	37%	40%	40%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value (“NAV”) at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholders would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.	59

COMMERCE VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Value Fund
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$30.97		$33.02	$29.98	$31.65	$32.50	$29.83
Net investment income(a)	0.39		0.81	0.87	0.77	0.86	0.78

Net realized and unrealized gain	2.21		1.20	3.63	1.58	0.06	2.69

Total from investment operations	2.60		2.01	4.50	2.35	0.92	3.47
Distributions to shareholders from net investment income	(0.39)		(0.80)	(0.87)	(0.76)	(0.85)	(0.78)

Distributions to shareholders from net realized gains	(2.76)		(3.26)	(0.59)	(3.26)	(0.92)	(0.02)

Total distributions	(3.15)		(4.06)	(1.46)	(4.02)	(1.77)	(0.80)

Net asset value, end of period	$30.42		$30.97	$33.02	$29.98	$31.65	$32.50

Total return(b)	9.30%		6.22%	15.29%	8.48%	2.88%	11.76%
Net assets, end of period (in 000s)	$252,372		$221,189	$250,755	$273,983	$199,796	$237,325
Ratio of net expenses to average net assets	0.70	%(c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of total expenses to average net assets	0.72	%(c)	0.79%	0.74%	0.74%	0.73%	0.71%
Ratio of net investment income to average net assets	2.67	%(c)	2.56%	2.73%	2.61%	2.70%	2.50%

Portfolio turnover rate	24%		49%	47%	41%	33%	18%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholders would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

60	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	MidCap Growth Fund
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$40.44		$40.46	$34.64	$36.10	$38.82	$38.64
Net investment income(a)	0.07		0.18	0.20	0.21	0.16	0.06

Net realized and unrealized gain	5.70		2.58	7.43	1.21	2.39	4.36

Total from investment operations	5.77		2.76	7.63	1.42	2.55	4.42
Distributions to shareholders from net investment income	(0.17)		(0.20)	(0.18)	(0.12)	(0.05)	(0.11)

Distributions to shareholders from net realized gains	(3.53)		(2.58)	(1.63)	(2.76)	(5.22)	(4.13)

Total distributions	(3.70)		(2.78)	(1.81)	(2.88)	(5.27)	(4.24)

Net asset value, end of period	$42.51		$40.44	$40.46	$34.64	$36.10	$38.82

Total return(b)	16.02%		7.04%	23.03%	4.24%	7.02%	12.58%
Net assets, end of period (in 000s)	$195,646		$161,719	$150,539	$106,270	$67,451	$64,835
Ratio of net expenses to average net assets	0.81	%(c)	0.83%	0.82%	0.87%	1.03%	1.05%
Ratio of total expenses to average net assets	0.81	%(c)	0.83%	0.82%	0.87%	1.03%	1.05%
Ratio of net investment income to average net assets	0.37	%(c)	0.44%	0.55%	0.62%	0.44%	0.15%

Portfolio turnover rate	25%		71%	58%	39%	50%	43%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholders would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.	61

COMMERCE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Bond Fund
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$19.05		$20.04	$20.22	$19.96	$20.43	$20.24
Net investment income(a)	0.30		0.59	0.60	0.61	0.64	0.70

Net realized and unrealized gain (loss)	0.69		(0.94)	(0.12)	0.33	(0.34)	0.27

Total from investment operations	0.99		(0.35)	0.48	0.94	0.30	0.97
Distributions to shareholders from net investment income	(0.31)		(0.64)	(0.65)	(0.66)	(0.70)	(0.78)

Distributions to shareholders from net realized gains	—		—	(0.01)	(0.02)	(0.07)	—

Total distributions	(0.31)		(0.64)	(0.66)	(0.68)	(0.77)	(0.78)

Net asset value, end of period	$19.73		$19.05	$20.04	$20.22	$19.96	$20.43

Total return(b)	5.25%		(1.80)%	2.44%	4.79%	1.49%	4.86%
Net assets, end of period (in 000s)	$1,111,275		$1,094,903	$1,078,318	$1,098,321	$981,447	$867,634
Ratio of net expenses to average net assets	0.63	%(c)	0.66%	0.66%	0.67%	0.68%	0.70%
Ratio of total expenses to average net assets	0.63	%(c)	0.66%	0.66%	0.67%	0.68%	0.70%
Ratio of net investment income to average net assets	3.10	%(c)	3.00%	2.99%	3.05%	3.18%	3.44%

Portfolio turnover rate	9%		17%	26%	17%	21%	22%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholders would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

62	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Short-Term Government Fund
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$16.73		$17.11	$17.34	$17.43	$17.54	$17.78
Net investment income(a)	0.16		0.28	0.22	0.21	0.17	0.24

Net realized and unrealized gain (loss)	0.25		(0.35)	(0.17)	(0.02)	(0.04)	(0.12)

Total from investment operations	0.41		(0.07)	0.05	0.19	0.13	0.12

Distributions to shareholders from net investment income	(0.17)		(0.31)	(0.28)	(0.28)	(0.24)	(0.36)

Net asset value, end of period	$16.97		$16.73	$17.11	$17.34	$17.43	$17.54

Total return(b)	2.38%		(0.38)%	0.31%	1.09%	0.81%	0.70%
Net assets, end of period (in 000s)	$71,286		$71,540	$99,011	$107,942	$103,997	$97,944
Ratio of net expenses to average net assets	0.68	%(c)	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of total expenses to average net assets	1.00	%(c)	0.92%	0.88%	0.88%	0.83%	0.88%
Ratio of net investment income to average net assets	1.85	%(c)	1.64%	1.28%	1.21%	0.97%	1.35%

Portfolio turnover rate	21%		17%	21%	35%	68%	27%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholders would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.	63

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	National Tax-Free Intermediate Bond Fund
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$18.92		$19.63	$19.84	$19.54	$19.45	$19.27
Net investment income(a)	0.23		0.43	0.43	0.43	0.42	0.54

Net realized and unrealized gain (loss)	0.78		(0.68)	(0.12)	0.30	0.09	0.32

Total from investment operations	1.01		(0.25)	0.31	0.73	0.51	0.86
Distributions to shareholders from net investment income	(0.22)		(0.43)	(0.43)	(0.43)	(0.42)	(0.54)

Distributions to shareholders from net realized gains	(0.02)		(0.03)	(0.09)	—	—	(0.14)

Total distributions	(0.24)		(0.46)	(0.52)	(0.43)	(0.42)	(0.68)

Net asset value, end of period	$19.69		$18.92	$19.63	$19.84	$19.54	$19.45

Total return(b)	5.41%		(1.31)%	1.62%	3.76%	2.63%	4.59%
Net assets, end of period (in 000s)	$389,840		$362,244	$338,416	$328,038	$286,406	$266,001
Ratio of net expenses to average net assets	0.59	%(c)	0.59%	0.61%	0.62%	0.64%	0.67%
Ratio of total expenses to average net assets	0.59	%(c)	0.59%	0.61%	0.62%	0.64%	0.67%
Ratio of net investment income to average net assets	2.35	%(c)	2.21%	2.22%	2.17%	2.16%	2.81%

Portfolio turnover rate	12%		33%	37%	27%	36%	74%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholders would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

64	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Missouri Tax-Free Intermediate Bond Fund
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$18.84		$19.52	$19.68	$19.53	$19.52	$19.25
Net investment income(a)	0.23		0.47	0.48	0.47	0.47	0.56

Net realized and unrealized gain (loss)	0.70		(0.68)	(0.16)	0.15	0.01	0.37

Total from investment operations	0.93		(0.21)	0.32	0.62	0.48	0.93
Distributions to shareholders from net investment income	(0.23)		(0.47)	(0.48)	(0.47)	(0.47)	(0.56)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.10)

Total distributions	(0.23)		(0.47)	(0.48)	(0.47)	(0.47)	(0.66)

Net asset value, end of period	$19.54		$18.84	$19.52	$19.68	$19.53	$19.52

Total return(b)	4.96%		(1.09)%	1.70%	3.21%	2.48%	4.92%
Net assets, end of period (in 000s)	$343,531		$339,801	$344,291	$346,467	$310,149	$306,674
Ratio of net expenses to average net assets	0.64	%(c)	0.63%	0.64%	0.64%	0.65%	0.67%
Ratio of total expenses to average net assets	0.64	%(c)	0.63%	0.64%	0.64%	0.65%	0.67%
Ratio of net investment income to average net assets	2.43	%(c)	2.46%	2.50%	2.40%	2.43%	2.90%

Portfolio turnover rate	8%		18%	15%	21%	17%	29%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholders would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.	65

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Kansas Tax-Free Intermediate Bond Fund
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$18.75		$19.35	$19.57	$19.46	$19.39	$18.90
Net investment income(a)	0.22		0.42	0.43	0.42	0.43	0.50

Net realized and unrealized gain (loss)	0.70		(0.60)	(0.22)	0.11	0.06	0.53

Total from investment operations	0.92		(0.18)	0.21	0.53	0.49	1.03
Distributions to shareholders from net investment income	(0.22)		(0.42)	(0.43)	(0.42)	(0.42)	(0.50)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.04)

Total distributions	(0.22)		(0.42)	(0.43)	(0.42)	(0.42)	(0.54)

Net asset value, end of period	$19.45		$18.75	$19.35	$19.57	$19.46	$19.39

Total return(b)	4.93%		(0.94)%	1.09%	2.74%	2.57%	5.51%
Net assets, end of period (in 000s)	$153,117		$147,495	$140,555	$137,306	$117,537	$105,395
Ratio of net expenses to average net assets	0.70	%(c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of total expenses to average net assets	0.77	%(c)	0.77%	0.81%	0.81%	0.83%	0.87%
Ratio of net investment income to average net assets	2.33	%(c)	2.21%	2.22%	2.14%	2.21%	2.63%

Portfolio turnover rate	3%		8%	17%	11%	13%	26%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholders would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

66	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Notes to Financial Statements

April 30, 2019 (Unaudited)

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is registered as a diversified open-end management investment company, except the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.   Investment Income and Investments — Investment income is comprised of interest income and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. For treasury inflation indexed securities, adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as income.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid

Value	Quarterly	Quarterly	Annually	Annually

Growth and MidCap Growth	Annually	Annually	Annually	Annually

Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2019 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the Adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at their last sale price on the valuation date, or if no sale occurs, at the last bid price. Such investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds invests in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value.

i.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

ii.  Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, and events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

B.  Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of April 30, 2019:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$151,431,983	$—	$—
Exchange Traded Fund	180,211	—	—
Investment Company	1,179,635	—	—

Total	$152,791,829	$—	$—

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$242,062,350	$—	$—
Exchange Traded Fund	8,303,750	—	—
Investment Company	1,535,305	—	—

Total	$251,901,405	$—	$—

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$188,979,288	$—	$—
Exchange Traded Fund	4,968,744	—	—
Investment Company	1,459,116	—	—

Total	$195,407,148	$—	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$197,321,757	$—
Corporate Obligations	—	451,060,187	—
Mortgage-Backed Obligations	—	281,072,791	—
Municipal Bond Obligations	—	65,342,863	—
Foreign Debt Obligations	244,128	—	—
U.S. Treasury and/or Other U.S. Government Agencies	84,748,338	9,422,403	—
Investment Company	17,510,038	—	—

Total	$102,502,504	$1,004,220,001	$—

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$2,602,782	$—
Mortgage-Backed Obligations	—	34,809,083	—
U.S. Treasury and/or Other U.S. Government Agencies	10,252,268	23,531,986	—
Investment Company	360,759	—	—

Total	$10,613,027	$60,943,851	$—

NATIONAL TAX-FREE INTERMEDIATE
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$384,363,280	$—
Investment Company	21,854,053		—

Total	$21,854,053	$384,363,280	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$336,022,199	$—
Investment Company	5,136,459	—	—

Total	$5,136,459	$336,022,199	$—

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$149,207,348	$—
Investment Company	2,615,151	—

Total	$2,615,151	$149,207,348	$—

For further information regarding security characteristics, see the Schedule of Investments.

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A.  Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	Over $200 million

Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	Over $700 million

Bond	0.50%	0.35%	0.25%
	First $200 million		Over $200 million

MidCap Growth Fund	0.50%		0.40%

The contractual advisory fees for the Growth and Value Funds are 0.40% and 0.30% of the Funds’ average daily net assets, respectively.

For the six-month period ended April 30, 2019, the effective advisory fees were 0.40%, 0.30%, 0.50%, 0.37%, 0.50%, 0.35%, 0.35% and 0.45%, for the Growth, Value, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

B.  Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), and Commerce serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds pay an aggregate administrative fee at the annual rate of 0.145%, allocated as follows: (1) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive 0.025% of each Fund’s average daily net assets. State Street Bank and Trust Company

COMMERCE FUNDS

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

(“State Street”) also provides certain enhanced accounting and administrative services to the Funds pursuant to an Amended and Restated Enhanced Accounting and Administrative Services Agreement which services include, among other things, certain financial reporting, daily compliance and treasury services.

C.  Distribution Agreement — The Commerce Funds’ shares are offered on a continuous basis through Goldman Sachs which acts as Distributor under the Distribution Agreement with The Commerce Funds. Goldman Sachs does not receive compensation from the Funds for these services.

D.  Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, acquired fund fees and expenses, and extraordinary expenses) for all Funds (except the MidCap Growth Fund) to the extent that such expenses exceeded, on an annualized basis, 1.00%, 0.70%, 0.80%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. This agreement will remain in place through March 1, 2020. After this date, the Adviser or a Fund may terminate the contractual arrangement. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the six-month period ended April 30, 2019.

Pursuant to a Shareholder Administrative Services Plan adopted by the Trust’s Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include affiliates of the Adviser (“Service Organizations”), under which they will render shareholder administration support services. Servicing agreements entered into by the Funds will provide that the Service Organizations will render shareholder administrative support services to their customers who are the beneficial owners of shares of the Funds in consideration for a Fund’s payment of up to 0.15% (on an annualized basis) of the average daily net asset value of the shares of the Fund beneficially owned by such customers and held by the Service Organizations. Certain shareholder agreements entered into before November 17, 2015 may provide for payments of up to 0.25% of the average daily net asset value of the shares of the Fund beneficially owned by customers and held by a Service Organization. For the six-month period ended April 30, 2019, Commerce Bank an affiliate of the Adviser, received $77,562 in shareowner servicing fees.

E.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2019 (Unaudited)

5. PORTFOLIO SECURITIES TRANSACTIONS

The costs of purchases and proceeds from sales and maturities of long-term securities for the six-month period ended April 30, 2019, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Growth	$—	$35,264,997	$—	$24,144,117
Value	—	66,936,043	—	55,398,040
MidCap Growth	—	49,551,357	—	41,212,599
Bond	42,301,914	52,151,915	10,134,674	87,651,531
Short-Term Government	14,303,144	—	14,459,519	996,387
National Tax-Free Intermediate Bond	—	58,790,242	—	45,365,330
Missouri Tax-Free Intermediate Bond	—	27,436,254	—	42,081,643
Kansas Tax-Free Intermediate Bond	—	6,066,203	—	4,410,994

6. TAX INFORMATION

As of the Funds’ most recent fiscal year ended October 31, 2018, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond
Capital loss carryforward	$—	$—	$—	$(2,297,076)
Timing differences (distributions payable, deferred compensation)	(34,082)	(53,677)	(29,086)	(2,431,531)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforward	$(4,981,848)	$—	$(4,011,924)	$(421,314)
Timing differences (distributions payable, deferred compensation)	(91,540)	(739,526)	(671,442)	(278,219)

	Bond	Short-Term Government	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforward:
Expiring 2019(1)	$—	$(375,119)	$—	$—
Perpetual Short-term	(634,497)	(499,430)	(290,207)	—
Perpetual Long-term	(1,662,579)	(4,107,299)	(3,721,717)	(421,314)
Total capital loss carryforwards:	$(2,297,076)	$(4,981,848)	$(4,011,924)	$(421,314)

(1)	Expiration occurs on October 31 of the year indicated.

COMMERCE FUNDS

6. TAX INFORMATION (continued)

As of April 30, 2019, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond

Tax Cost	$106,743,090	$220,461,345	$152,162,962	$1,093,055,760
Gross unrealized gain	46,738,513	36,402,673	44,984,767	30,610,901
Gross unrealized loss	(689,774)	(4,962,613)	(1,740,581)	(16,944,156)
Net unrealized security gain	$46,048,739	$31,440,060	$43,244,186	$13,666,745

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond

Tax Cost	$71,258,005	$395,426,558	$331,549,128	$147,267,389
Gross unrealized gain	1,398,695	10,964,520	9,934,405	4,611,800
Gross unrealized loss	(1,099,822)	(173,745)	(324,875)	(56,690)
Net unrealized security gain	$298,873	$10,790,775	$9,609,530	$4,555,110

The difference between GAAP-basis and tax-basis unrealized gains (losses) are attributable primarily to wash sales and differences in the tax treatment of market discount accretion and premium amortization.

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The fixed income Funds are subject to credit risk because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

High Yield Risk — The Bond Fund is subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risk — The fixed income Funds are subject to interest rate risk. Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2019 (Unaudited)

7. OTHER RISKS (continued)

Liquidity Risk — The fixed income Funds are subject to liquidity risk. Each fixed income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the fixed income funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Mid-Cap and Small-Cap Risk — The Growth, Value and MidCap Growth Funds are subject to the risks associated with investing in equity securities of mid- and small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, the Fund’s net asset value may be subject to rapid and substantial changes.

Non-Diversified Risk — Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio.

Portfolio Concentration Risk — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or

COMMERCE FUNDS

7. OTHER RISKS (continued)

receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage the Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. OTHER MATTERS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update ASU 2017-08 — Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 08”). The amendments in the ASU 08 shorten the amortization period for certain callable debt securities held at a premium, by requiring amortization to the earliest call date. ASU 08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. GSAM and Commerce are currently evaluating the impact, if any, of the amendments.

Approval of Advisory Agreement — The Trustees oversee the management of the Trust, and review the investment performance and expenses of the Funds at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to reapprove and continue the Trust’s Advisory Agreement with the Adviser for the Funds.

The Advisory Agreement was most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as such term is defined in the Act) of any party thereto (the “non-interested Trustees”), on November 13, 2018 (the “Annual Contract Meeting”).

Prior to the Annual Contract Meeting, the Board of Trustees received written materials provided by the Adviser and their independent consultant, Broadridge Financial Solutions, Inc. (“Broadridge”) relating to the Trustees’ consideration of the Advisory Agreement. At the Annual Contract Meeting, the Trustees also received and considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the disinterested Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law and met separately in executive session with independent counsel without members of management present.

In evaluating the Advisory Agreement, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Adviser and its services and personnel. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees reviewed materials relating to the Adviser’s investment management services. Specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2019 (Unaudited)

9. OTHER MATTERS (continued)

performance of mutual fund peer categories selected by Broadridge, a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after expense reimbursements) and the total expenses borne by the Funds in comparison to those borne by mutual fund peer groups selected by Broadridge; (iv) the Adviser’s staffing for the Funds and the experience of the portfolio managers and other investment personnel; (v) the fees paid by the Funds to the Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services, the profitability of the Advisory Agreement to the Adviser, and a comparison of the Adviser’s profitability with publicly reported profitability information of other advisers; (vi) information about fees charged to institutional accounts for which an affiliate of the Adviser, Commerce Trust Company (“CTC”), was performing services similar to those performed for the Funds; and (vii) potential economies of scale.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the following factors:

Nature, Quality and Extent of Services – The Trustees reviewed the nature, quality and extent of the services provided by the Adviser to the Funds, bearing in mind each Fund’s investment objective and strategies and the information received from management throughout the year. The Trustees considered the resources available to the Adviser and its key investment personnel, including members of the staff who operated the quantitative models for the equity Funds, and their experience and length of service to the Funds. They considered that at each Board meeting, the equity Funds’ portfolio managers provided the Trustees with highly detailed descriptions of the operation of the equity Funds’ quantitative models. The Trustees also reviewed the Adviser’s compliance record, adherence to investment policies, reports to the Board, risk management program and effectiveness of oversight over the Funds’ other service providers, communications to and support services for shareholders, services provided to the Funds as their co-administrator, execution of portfolio transactions, cybersecurity and business continuity program, selection of broker dealers and other similar factors.

The Trustees determined that the Adviser had provided experienced portfolio management and compliance staff and invested significant resources in the Funds. They considered that the Adviser had a highly disciplined money management and credit research and analytic process, and had demonstrated its ability to attract and retain high quality personnel. The Trustees also considered that the Adviser had provided clear and concise reports to the Board, updated the Trustees frequently on Fund performance and compliance issues and responded promptly to their requests for additional information. The Trustees concluded that the Adviser had an excellent compliance record and provided strong compliance oversight over the other service providers to the Funds. Additionally, the Trustees considered that the Adviser and its affiliates had other client relationships with many of the Funds’ shareholders and provided those shareholders with other services through these relationships. Accordingly, the Trustees concluded that the Funds would benefit from the Adviser’s continued service to them.

Performance of the Funds – The Trustees then considered both the short-term and long-term performance of each of the Funds. They reviewed performance in light of market conditions and each Fund’s investment objectives and strategies, including risk and credit parameters, as applicable. They considered and discussed the Broadridge and other information presented, which compared each Fund’s performance with that of its benchmark and with the performance of comparable funds identified by Broadridge (the “Broadridge Category”).

The Trustees examined the performance of the Trust’s three equity Funds. They noted that the functioning of the equity Funds’ quantitative models appeared to be consistent with the Adviser’s descriptions and expectations thereof. They considered that although each of the Growth and MidCap Growth Fund lagged its respective Broadridge Category for the one-year period, each Fund surpassed its respective Broadridge Category for the three- and five-year periods. In addition, the Trustees observed that the performance of the Value Fund surpassed its Broadridge Category for the one-, three- and five-year periods. The Trustees also considered the performance of each of the Trust’s equity Funds against its respective performance benchmark, noting that, inclusive of fees and expenses, the Growth Fund underperformed its benchmark for the one-, three- and five-year

COMMERCE FUNDS

9. OTHER MATTERS (continued)

periods while the MidCap Growth Fund lagged its benchmark for the one- and three-year periods and exceeded its benchmark for the five-year period. They also noted that, with fees and expenses included, the Value Fund outperformed its benchmark for all time periods. The Trustees also reviewed the Broadridge three-year performance versus expenses comparisons for each of the equity Funds. After considering the performance information of the equity Funds, the Trustees concluded that the MidCap Growth, Growth and Value Funds were performing satisfactorily and in line with their quantitative investment strategies.

After examining the performance of the Trust’s five fixed income Funds, the Trustees believed that each had performed satisfactorily over most time periods. They considered, among other things, that the returns of each of the Bond, Kansas Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Fund exceeded its respective Broadridge Category for the one-, three-, five- and ten-year periods. The Trustees also considered that the performance of the Bond Fund exceeded its benchmark for all time periods. The Trustees noted that the returns of the Short-Term Government Fund underperformed its Broadridge Category for the one- and three-year periods and outperformed its Broadridge Category for the five- and ten-year periods. They also observed that the Short-Term Government Fund had outperformed its benchmark for the one-, three- and ten-year periods. The Trustees considered that the National Tax-Free Intermediate Bond Fund’s returns were slightly below its Broadridge Category for the one- and five-year periods and above its Broadridge Category for the three- and ten-year periods. They also noted that the performance of each of the Kansas Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Fund, inclusive of fees and expenses, lagged its respective benchmark for all time periods. In considering benchmark performance for the state tax-free Funds, the Board considered that each Fund’s benchmark included municipal securities of states other than those in which the Fund was invested. The Trustees also reviewed the Broadridge three-year performance versus expenses comparisons for each of the Trust’s fixed income Funds.

Fund Fees and Expenses – The Trustees then evaluated the Funds’ advisory fees and total net operating expenses. They compared each Fund’s advisory fees and net expense ratios to similar funds as presented in the Broadridge information. The Trustees considered that advisory fees for the Bond, Growth, MidCap Growth and Value Funds were generally lower than those of peer funds and that the Missouri Tax-Free Intermediate Bond Fund’s advisory fee was equal to its Broadridge peer group median. The Trustees also observed that advisory fees for the Short-Term Government, National Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds were higher than those of their respective Broadridge peer funds. The Trustees further considered that, except for the National Tax-Free Intermediate Bond, Growth, MidCap Growth and Value Funds, net expenses for the Funds were generally higher than those of peer funds. They noted that where the Funds’ net expenses were higher than their respective Broadridge peer group medians, it was within a range of 3-10 basis points. They also considered that net expenses for the National Tax-Free Intermediate Bond and Growth Fund had decreased since the previous year. The Trustees considered the amount of assets in the Funds, the Funds’ share structure, the Adviser’s caps on total operating expenses for certain of the Funds and the reimbursements made by the Adviser to maintain those caps. The Trustees also analyzed the Broadridge expense versus three-year performance chart in determining whether shareholders were generally receiving value for the services provided by the Adviser.

The Trustees then reviewed information provided on the Funds’ advisory fees compared to advisory fees charged by the Adviser’s affiliate, CTC, to similar institutional accounts managed by Commerce personnel. The Trustees considered that these accounts were not managed by the Adviser but by its affiliate, CTC; however, some of the Adviser’s same investment personnel provided these advisory services. In some cases, the fees charged were lower than the fees charged to the Funds, and in other cases, the fees were about the same or higher. Specifically, the Trustees considered that the Short-Term Government and MidCap Growth Funds’ advisory fees were generally higher than the fees charged to other similar institutional accounts; the Bond and Growth Funds’ advisory fees were generally in the middle range of fees charged to other similar institutional accounts; and the Value Fund’s advisory fee was generally less than the fees charged to similar institutional accounts. The Trustees did not review similar fee comparison information for the Trust’s tax-free Funds because the Adviser did not offer comparable investment services to other institutional accounts. The Trustees noted that the Adviser provided significant

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2019 (Unaudited)

9. OTHER MATTERS (continued)

additional services for the Funds that its affiliate did not provide to non-mutual fund clients, including but not limited to reviewing and coordinating regulatory filings and regulatory compliance, managing Fund distributions, reconciling custody and accounting information, monitoring Fund liquidity, reviewing pricing information, testing Fund diversification, preparing daily net asset values, providing administrative and marketing services, maintaining and regularly updating the Funds’ website, supporting the Board, monitoring the Funds’ other service providers and various other services, and that in servicing the Funds, the Adviser assumed many legal risks that its affiliate did not assume in servicing many of its similar clients.

Costs of Services and Profits Realized by the Adviser – The Board considered the Adviser’s cost of providing advisory services to the Funds, both on a pre- and post-marketing cost basis, as well as its profitability. They considered that the Adviser appeared to have a rigorous and consistent program in place to control Fund expenses, noting that total net operating expenses for seven of the eight Funds had decreased or remained the same since the previous year. The Trustees also observed that the Adviser’s net income and profitability had increased since the previous year due, in part, to an increase in Fund assets and lower expense allocations from its affiliate. They considered the Adviser’s profitability in light of the profitability of other investment advisers’ publicly-reported profitability margins, as provided by Broadridge, and noted that it was below the median Broadridge profitability level on a pre-marketing basis and slightly higher than the median Broadridge profitability level on a post-marketing basis. The Trustees took into account, however, that profitability varies significantly based on an asset manager’s business, products, services and other factors, making comparisons somewhat unreliable.

Economies of Scale – The Trustees considered that the Funds (other than the Growth and Value Funds) had breakpoints in their respective advisory fee schedules. In addition, the Trustees considered that the Adviser was reimbursing expenses to certain of the Funds to keep them within their fee caps.

Fall-Out Benefits – The Trustees considered that the Adviser benefitted from its relationship with the Funds through, among other things, its contract as a Co-Administrator of the Funds, its receipt of soft dollar commissions from the Funds’ trades, CTC’s receipt of shareholder servicing fees and the Funds’ contribution to the scale of Commerce’s advisory business. The Trustees also considered that they received regular, extensive quarterly reports on the Adviser’s soft dollar best execution programs and that the programs were in compliance with Section 28(e) of the Securities Exchange Act of 1934 and relevant SEC guidance. They also considered that the Adviser did not “pay up” for soft dollar trades and had a system in place to test for best execution, which had been reviewed by the Board. With respect to shareholder servicing fees, the Trustees considered that CTC’s rate of payment under the Shareholder Administrative Services Plan was intended to cover only its costs, with no profit.

The Trustees reviewed and discussed the information that had been submitted to them in connection with the reapproval of the Advisory Agreement. They gave weight to various factors but did not identify any particular factor as controlling their decision. The Trustees considered the Broadridge comparative information with respect to Fund performance, fees and profitability of the Adviser, Fund asset levels, the Funds’ shareholder base and distribution model and Commerce’s relationship with and services to the shareholders. They concluded that Commerce had provided value to shareholders at a reasonable price and that Fund performance was generally competitive. After further discussion, the Trustees concluded that the investment advisory fees paid by the Funds were reasonable in light of the services provided by the Adviser, Fund performance, the Adviser’s costs and the Funds’ current and reasonably foreseeable asset levels as well as the fallout benefits to the Adviser. For these reasons, the Board determined that the Advisory Agreement should be reapproved and continued.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

COMMERCE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth Fund
	For the Six Months Ended April 30, 2019 (Unaudited)	For the Fiscal Year Ended October 31, 2018
	Shares	Shares
Shares sold	1,022,790	583,548
Reinvestment of distributions	114,471	63,113
Shares redeemed	(414,173)	(602,764)

Net Increase	723,088	43,897

	Value Fund
	For the Six Months Ended April 30, 2019 (Unaudited)	For the Fiscal Year Ended October 31, 2018
	Shares	Shares
Shares sold	1,775,586	1,202,012
Reinvestment of distributions	396,992	509,370
Shares redeemed	(1,017,891)	(2,163,529)

Net Increase (Decrease)	1,154,687	(452,147)

	MidCap Growth Fund
	For the Six Months Ended April 30, 2019 (Unaudited)	For the Fiscal Year Ended October 31, 2018
	Shares	Shares
Shares sold	887,044	687,173
Reinvestment of distributions	82,049	52,801
Shares redeemed	(365,005)	(462,469)

Net Increase	604,088	277,505

	Bond Fund
	For the Six Months Ended April 30, 2019 (Unaudited)	For the Fiscal Year Ended October 31, 2018
	Shares	Shares
Shares sold	5,655,666	11,553,547
Reinvestment of distributions	217,855	434,821
Shares redeemed	(7,021,959)	(8,340,634)

Net Increase (Decrease)	(1,148,438)	3,647,734

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2019 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short-Term Government Fund
	For the Six Months Ended April 30, 2019 (Unaudited)	For the Fiscal Year Ended October 31, 2018
	Shares	Shares
Shares sold	763,461	1,007,390
Reinvestment of distributions	17,487	40,144
Shares redeemed	(855,277)	(2,559,623)

Net Decrease	(74,329)	(1,512,089)

	National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2019 (Unaudited)	For the Fiscal Year Ended October 31, 2018
	Shares	Shares
Shares sold	2,262,492	3,895,625
Reinvestment of distributions	9,296	13,530
Shares redeemed	(1,623,109)	(1,999,541)

Net Increase	648,679	1,909,614

	Missouri Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2019 (Unaudited)	For the Fiscal Year Ended October 31, 2018
	Shares	Shares
Shares sold	1,602,466	2,948,018
Reinvestment of distributions	25,914	57,611
Shares redeemed	(2,079,376)	(2,610,437)

Net Increase (Decrease)	(450,996)	395,192

	Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2019 (Unaudited)	For the Fiscal Year Ended October 31, 2018
	Shares	Shares
Shares sold	812,212	1,414,687
Reinvestment of distributions	7,161	14,883
Shares redeemed	(815,491)	(824,243)

Net Increase	3,882	605,327

COMMERCE FUNDS

Fund Expenses – Six Month Period Ended April 30, 2019 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 through April 30, 2019, which represents a period of 181 days in a 365-day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19		Expenses Paid for the 6 months ended 4/30/19*	Beginning Account Value 11/1/18	Ending Account Value 4/30/19		Expenses Paid for the 6 months ended 4/30/19*	Beginning Account Value 11/1/18	Ending Account Value 4/30/19		Expenses Paid for the 6 months ended 4/30/19*	Beginning Account Value 11/1/18	Ending Account Value 4/30/19		Expenses Paid for the 6 months ended 4/30/19*

Fund	Growth Fund				Value Fund				MidCap Growth Fund				Bond Fund
Shares
Actual	$1,000.00	$1,130.60		$3.96	$1,000.00	$1,093.00		$3.63	$1,000.00	$1,160.20		$4.34	$1,000.00	$1,052.50		$3.21
Hypothetical 5% return	1,000.00	1,021.08	+	3.76	1,000.00	1,021.32	+	3.51	1,000.00	1,020.78	+	4.06	1,000.00	1,021.67	+	3.16

	Short-Term Government Fund				National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Shares
Actual	$1,000.00	$1,023.80		$3.41	$1,000.00	$1,054.10		$3.00	$1,000.00	$1,049.60		$3.25	$1,000.00	$1,049.30		$3.56
Hypothetical 5% return	1,000.00	1,021.42	+	3.41	1,000.00	1,021.87	+	2.96	1,000.00	1,021.62	+	3.21	1,000.00	1021.32	+	3.51

*	Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	0.75%	Short-Term Government	0.68%
Value	0.70	National Tax-Free Intermediate Bond	0.59
MidCap Growth	0.81	Missouri Tax-Free Intermediate Bond	0.64
Bond	0.63	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

MidCap Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies may involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and

COMMERCE FUNDS

not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates.

National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

ADVISER AND CO-ADMINISTRATOR Commerce Investment Advisors, Inc. 922 Walnut Street, 4th Floor Kansas City, Missouri 64106 CO-ADMINISTRATOR Goldman Sachs Asset Management, L.P. 200 West Street New York, New York 10282 CUSTODIAN/ACCOUNTING AGENT State Street Bank & Trust Company 1 Lincoln Street Boston, Massachusetts 02111 TRANSFER AGENT DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, Massachusetts 02167 DISTRIBUTOR Goldman Sachs & Co. LLC 200 West Street New York, New York 10282 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM KPMG LLP Two Financial Center 60 South Street Boston, Massachusetts 02111 LEGAL COUNSEL Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, Pennsylvania 19103-6996 IMPORTANT INFORMATION This Semi-Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money. The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services. The Commerce Funds are distributed by Goldman Sachs & Co. LLC. The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov. A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about a Fund and may be obtained from your authorized dealer or from Commerce Funds by calling 1-800-995-6365. NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

TRUSTEES V. Raymond Stranghoener Chairman David L. Bodde Lead Independent Trustee Scott D. Monette Charles W. Peffer Erika Z. Schenk James M. Snowden, Jr. OFFICERS William Schuetter President Laura Spidle Vice President, Chief Compliance Officer; Anti-Money Laundering Officer and Secretary Jeffrey Bolin Vice President Peter W. Fortner Chief Accounting Officer Gordon Lui Treasurer Philip V. Giuca Jr. Assistant Treasurer Joseph McClain Assistant Secretary COMMERCE FUNDS 922 Walnut Street, 4th Floor Kansas City, MO 64106 www.commercefunds.com 1-800-995-6365 commerce funds 164293-OTU-04/2019

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12:	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS

(a)(1)	The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
June 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
June 27, 2019

/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer
The Commerce Funds
June 27, 2019